                                 [ASTRA LOGO ]

             ASTRA ADJUSTABLE RATE SECURITIES TRUSTS ANNUAL REPORT

Dear Shareholder:                                              December 26, 1996

The Trust's performance during the past fiscal year was influenced by real and expected changes in U.S. interest rates, mortgage prepayments, and mortgage defaults. The year began in the midst of the U.S. Federal Reserve's attempt to stimulate economic growth through decreases in the Fed Funds rate. As a result, both short term and long term interest rates dropped. However, beginning in late December 1995, long term interest rates began to rise as investors' perception of future economic growth increased in conjunction with concerns of rising inflation brought about by an increase in the price of gold as well as other commodities. More recently, investors have tempered their expectations for future economic growth and interest rates have dropped from their high yields reached in mid-1996. During the year ended October 31, 1996, the U.S. two year treasury yield increased from 5.61% to 5.73%, an increase of 12 basis points, while the U.S. thirty year treasury yield increased from 6.33% to 6.64%, an increase of 31 basis points. Additionally, during the last months of 1995, the Trusts were somewhat hampered by credit and default risk on the balance of single-family, subordinated mortgage securities in the portfolio primarily backed by Southern California real estate.

The Trust improved its NAV stability by investing in higher-quality Agency issues. Currently, the majority of securities owned by the Trust include Agency adjustable rate mortgages, U.S. Treasuries, and short term Agency discount notes with relatively short durations.

However, as the Trusts have experienced an increase in the rate of redemptions, a portion of its assets will be invested in short term U.S. Government securities which has the effect of reducing yield.

Sincerely,

Astra Management Corp.

------------------

Astra Adjustable Rate Securities Trusts invest all investable assets in the Astra Institutional Adjustable Rate Securities Portfolio. The Portfolio seeks to achieve its investment objective by investing at least 65% of its assets in adjustable rate mortgage (ARM) securities. A majority of the Portfolio's assets may be invested in ARM securities that are issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages. The Portfolio invests the remainder of its assets in (i) mortgage securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or which are collateralized by or represent an interest in U.S. Government mortgage securities and (ii) certain other mortgage securities.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

------
     2

            MANAGEMENT DISCUSSION AND ANALYSIS
------------------------------

GENERAL ECONOMIC AND MARKET ENVIRONMENT

The Trust's performance during the past fiscal year was influenced by real and expected changes in U.S. interest rates, mortgage prepayments, and mortgage defaults. The Trust's year began in the midst of the U.S. Federal Reserve's attempt to stimulate economic growth through decreases in the Fed Funds rate. As a result, both short and long term interest rates dropped. However, beginning in late December 1995, long term interest rates began to rise as investors' perception of future economic growth increased in conjunction with concerns of rising inflation brought about by an increase in the price of gold as well as other commodities. More recently, investors have tempered their expectations for future economic growth and interest rates have dropped from high yields reached in mid-1996. During the twelve months ended October 31, 1996, the U.S. two year treasury yield increased from 5.61% to 5.73%, an increase of 12 basis points, while the U.S. thirty year treasury yield increased from 6.33% to 6.64%, an increase of 31 basis points.

ADJUSTABLE RATE MORTGAGE (ARM) MARKET

The market for adjustable rate mortgage securities was somewhat favorable during the fiscal year as investors were attracted to the relatively wide yield spread over U.S. Treasuries versus other short duration assets, such as short corporates and Agencies. One of the best performing sectors was GNMA ARMs as investors preferred their high liquidity and relatively cheap prices. During the majority of the fiscal year, it was preferential to hold higher coupon ARMs with a shorter duration in order to offset the effects of increasing interest rates on mortgage prices.

Over the past year, the adjustable rate subordinated mortgage market has experienced significant structural changes. Historically, the market consisted of structured mortgage securities packaged with whole loans, divided into different classes of securities with different cash flow, prepayment, and default characteristics (senior/subordinated structure). These securities were the type frequently purchased by the Trust in previous years. However, the market has now shifted away from this structure, with very few new production securities of this type being created. The market is now driven by investors who prefer an original whole loan or an asset-backed security with overcollateralization, neither type of security which the Trust has owned.

The bulk of subordinated mortgage securities currently owned by the Trusts are fixed-rate, multi-family subordinated mortgage securities. Over the past year, these types of securities have performed relatively well with rated-securities tightening by 0.50-1.00% versus treasuries. However, first loss and/or unrated securities are predominately purchased by real estate investors and demand relatively high yields (13-20%). The yield is impacted by factors such as loan seasoning, default history, interest payment history, LTV ratios, and final/expected maturity.

------
     3

ANALYSIS OF THE ASTRA ADJUSTABLE RATE SECURITIES TRUSTS

As the prospectus outlines, the portfolio in which the Trusts are invested may purchase subordinated mortgage securities which have generally provided higher historical yields than U.S. Government securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. If real estate values hold stable or rise, subordinated mortgages generally provide attractive returns; however, if real estate values fall or remain at depressed levels, subordinated mortgages can fall sharply in price. Consequently, performance was significantly hampered during the first part of the fiscal year by credit and default problems on a number of subordinated mortgage securities primarily backed by real estate located in Southern California. Since late 1995, the portfolio has limited its exposure to these types of securities and as a result total return performance has improved.

Given the previously described scenarios in both the U.S. fixed income and subordinated mortgage markets, the major focus was to cautiously decrease exposure to subordinated mortgage securities with the potential for increases in defaults and delinquencies and selectively add U.S. Government Agency adjustable rate mortgages, such as higher coupon GNMA securities.

------
     4

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ADJUSTABLE RATE SECURITIES TRUST I AND THE SALOMON BROTHERS 1-3 YEAR BBB
             CORPORATE BOND INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable Rate Securities Trust I underperformed the total return of the Lehman Brothers ARM Index, as well as the Salomon Brothers 1-3 Year BBB Corporate Bond Index. Note, however, that the bonds included in the Salomon Index generally have longer average maturities than the interest reset periods of ARM securities held by the Trust and the Salomon Index does not contain mortgage securities. Therefore, the Salomon Index was not affected by the high level of prepayments that affected yields on ARM securities. In addition, the Lehman Index as well as the Salomon Index have inherent performance advantages over any fund since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. Of course, one cannot invest in an index.


                          Average Annual Total Returns
                                October 31, 1996

                        1 Year         Since Inception***
                        -2.97%             -9.93%

                    Astra                                   Salomon Brothers
                Adjustable Rate        Lehman Brothers        1-3 Year BBB
               Securities Trust I        ARM Index**      Corporate Bond Index*
               ------------------     ----------------    ---------------------
Inception           10000                                        10000
01/01/92            10059                   10059                10136
01/31/92            10667                   10450                10863
10/31/93            11388                   11142                11760
10/31/94            10836                   11170                12069
10/31/95             5874                   12307                13288
10/31/96             5968                   13186                14173

               Inception date of the Trust was November 27, 1991


                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

 * A subset of the Salomon Brothers Broad Investment Grade Bond Index.

 ** The Lehman Brothers ARM Index commenced January 1, 1992. For comparison purposes, the initial amount applied to the ARM Index is equal to the value of the hypothetical Trust I account on such date. All securities in the ARM Index are government agency guaranteed.

*** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

------
     5

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A AND THE SALOMON BROTHERS 1-3 YEAR BBB
             CORPORATE BOND INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable Rate Securities Trust I-A underperformed the total return of the Lehman Brothers ARM Index, as well as the Salomon Brothers 1-3 Year BBB Corporate Bond Index. Note, however, that the bonds included in the Salomon Index generally have longer average maturities than the interest reset periods of ARM securities held by the Trust and the Salomon Index does not contain mortgage securities. Therefore, the Salomon Index was not affected by the high level of prepayments that affected yields on ARM securities. In addition, the Lehman Index as well as the Salomon Index have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. Of course, one cannot invest in an index.


                          Average Annual Total Returns
                                October 31, 1996

                        1 Year         Since Inception***
                        -4.49%             -11.86%

                    Astra                                   Salomon Brothers
                Adjustable Rate        Lehman Brothers        1-3 Year BBB
              Securities Trust I-A        ARM Index**      Corporate Bond Index*
              --------------------     ---------------     ---------------------
Inception           10000                                         10000
10/31/92            10345                   10297                 10431
10/31/93            11073                   10980                 11293
10/31/94            10517                   11007                 11590
10/31/95             5691                   12127                 12760
10/31/96             5695                   12993                 13610

                  Inception date of the Trust was May 19, 1992


                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

 * A subset of the Salomon Brothers Broad Investment Grade Bond Index.

 ** All securities in the ARM Index are government agency guaranteed.

*** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

------
     6

     COMPARISON OF THE CHANGE IN VALUE OF A $50,000 INVESTMENT IN THE ASTRA ADJUSTABLE RATE SECURITIES TRUST IV AND THE SALOMON BROTHERS 1-3 YEAR BBB
             CORPORATE BOND INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $50,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable Rate Securities Trust IV underperformed the total return of the Lehman Brothers ARM Index, as well as the Salomon Brothers 1-3 Year BBB Corporate Bond Index. Note, however, that the bonds included in the Salomon Index generally have longer average maturities than the interest reset periods of ARM securities held by the Trust and the Salomon Index does not contain mortgage securities. Therefore, the Salomon Index was not affected by the high level of prepayments that affected yields on ARM securities. In addition, the Lehman Index as well as the Salomon Index have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. Of course, one cannot invest in an index.


                          Average Annual Total Returns
                                October 31, 1996

                        1 Year         Since Inception***
                        0.14%             -16.32%

                     Astra                                   Salomon Brothers
                Adjustable Rate        Lehman Brothers        1-3 Year BBB
               Securities Trust IV        ARM Index**      Corporate Bond Index*
               -------------------     ----------------    ---------------------
Inception            50000                                        50000
10/31/93             51773                  51210                 51599
10/31/94             49452                  51336                 52956
10/31/95             26811                  56563                 58305
10/31/96             26848                  60601                 62189

                   Inception date of the Trust was May 7, 1993


                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

 * A subset of the Salomon Brothers Broad Investment Grade Bond Index.

 ** All securities in the ARM Index are government agency guaranteed.

*** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

------
     7

            TABLE OF CONTENTS
------------------------------

ASTRA ADJUSTABLE RATE SECURITIES TRUST I
  Statement of Assets and Liabilities..................................      9
  Statement of Operations..............................................      9
  Statement of Changes in Net Assets...................................     10
  Financial Highlights.................................................     11

ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
  Statement of Assets and Liabilities..................................     12
  Statement of Operations..............................................     12
  Statement of Changes in Net Assets...................................     13
  Financial Highlights.................................................     14

ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
  Statement of Assets and Liabilities..................................     15
  Statement of Operations..............................................     15
  Statement of Changes in Net Assets...................................     16
  Financial Highlights.................................................     17

ASTRA ADJUSTABLE RATE SECURITIES TRUSTS
  Notes to Financial Statements........................................     18
  Report of Independent Certified Public Accountants...................     23

ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
  Portfolio of Investments.............................................     24
  Statement of Assets and Liabilities..................................     25
  Statement of Operations..............................................     25
  Statement of Changes in Net Assets...................................     26
  Financial Highlights.................................................     27
  Notes to Financial Statements........................................     28
  Report of Independent Certified Public Accountants...................     31

------
     8

            ASTRA ADJUSTABLE RATE SECURITIES TRUST I
            STATEMENT OF ASSETS AND LIABILITIES
            OCTOBER 31, 1996
------------------------------

ASSETS:
  Investments in securities, at value* (identified cost $3,568,036) (Notes 1 and 2A)................  $  2,062,638
  Dividends receivable from Portfolio...............................................................        13,594
  Deferred organization expense (net of accumulated amortization of $77,215) (Note 2D)..............         1,187
  Prepaid expenses..................................................................................         2,624
                                                                                                      ------------
      Total Assets..................................................................................     2,080,043
                                                                                                      ------------
LIABILITIES:
  Payable for capital stock redeemed................................................................         9,212
  Accrued expenses..................................................................................        10,517
                                                                                                      ------------
      Total Liabilities.............................................................................        19,729
                                                                                                      ------------
NET ASSETS..........................................................................................  $  2,060,314
                                                                                                      ------------
                                                                                                      ------------
Net asset value per share ($2,060,314 divided by 661,615 shares) (Note 6)...........................  $       3.11
                                                                                                      ------------
                                                                                                      ------------
At October 31, 1996 the components of net assets were as follows:
  Paid-in capital...................................................................................  $ 21,997,797
  Accumulated net realized loss on investments......................................................   (18,432,085)
  Net unrealized depreciation of investments........................................................    (1,505,398)
                                                                                                      ------------
      Net Assets....................................................................................  $  2,060,314
                                                                                                      ------------
                                                                                                      ------------

------------------
* Investments of Astra Adjustable Rate Securities Trust I consist entirely of 44,803 shares of Astra Institutional Adjustable Rate Securities Portfolio. Cost for Federal income tax purposes is $3,568,036. See Notes 1 and 2A.

            STATEMENT OF OPERATIONS
            YEAR ENDED OCTOBER 31, 1996
------------------------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio........................................................................  $    197,760
    Other (Note 4A).................................................................................        19,249
                                                                                                      ------------
      Total Income..................................................................................       217,009
                                                                                                      ------------
  EXPENSES:
    Amortization of organization expense (Note 2D)..................................................        16,410
    Shareholder servicing costs.....................................................................         7,623
    Distribution expenses (Note 4A).................................................................         7,404
    Insurance expense...............................................................................         6,082
    Registration fees...............................................................................         3,162
    Administrative servicing costs (Note 5).........................................................         2,962
    Professional fees...............................................................................         1,516
    Miscellaneous expense...........................................................................         1,165
    Reports to shareholders.........................................................................           583
    Trustees' fees..................................................................................           291
                                                                                                      ------------
      Total expenses................................................................................        47,198
                                                                                                      ------------
        Net investment income.......................................................................       169,811
                                                                                                      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments................................................................    (3,175,937)
    Net change in unrealized depreciation of investments............................................     2,984,783
                                                                                                      ------------
      Net loss on investments.......................................................................      (191,154)
                                                                                                      ------------
        Net decrease in net assets resulting from operations........................................  $    (21,343)
                                                                                                      ------------
                                                                                                      ------------

                   See Notes to Trusts' Financial Statements

------
     9

            ASTRA ADJUSTABLE RATE SECURITIES TRUST I
            STATEMENT OF CHANGES IN NET ASSETS
--------------------------------

                                                                                  YEAR ENDED        YEAR ENDED
                                                                               OCTOBER 31, 1996  OCTOBER 31, 1995
                                                                               ----------------  ----------------
OPERATIONS:
  Net investment income......................................................    $    169,811      $    761,180
  Net realized loss on investments...........................................      (3,175,937)       (14,118,255)
  Net change in unrealized depreciation of investments.......................       2,984,783         1,774,675
                                                                                 ------------      ------------
  Net decrease in net assets resulting from operations.......................         (21,343)      (11,582,400)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.169 and $0.260 per share,
    respectively)............................................................        (186,221)         (897,466)
  Distributions from paid-in capital ($0.005 and $0.108 per share,
    respectively)............................................................          (5,030)         (373,209)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................      (2,531,212)      (42,151,566)
                                                                                 ------------      ------------
      Total decrease in net assets...........................................      (2,743,806)      (55,004,641)
Net assets at the beginning of the period....................................       4,804,120        59,808,761
                                                                                 ------------      ------------
NET ASSETS at the end of the period..........................................    $  2,060,314      $  4,804,120
                                                                                 ------------      ------------
                                                                                 ------------      ------------

------------------
(a) A summary of capital share transactions is as follows:


                                                           YEAR ENDED                    YEAR ENDED
                                                        OCTOBER 31, 1996              OCTOBER 31, 1995
                                                   --------------------------  -------------------------------
                                                     SHARES        VALUE           SHARES           VALUE
                                                   ----------  --------------  --------------  ---------------
Shares sold......................................          --  $           --          61,778  $       362,064
Shares issued in reinvestment of distributions to
  shareholders...................................      23,488          74,319          79,584          387,089
Shares repurchased...............................    (835,943)     (2,605,531)     (7,917,358)     (42,900,719)
                                                   ----------  --------------  --------------  ---------------
    Net decrease.................................    (812,455) $   (2,531,212)     (7,775,996) $   (42,151,566)
                                                   ----------  --------------  --------------  ---------------
                                                   ----------  --------------  --------------  ---------------

                   See Notes to Trusts' Financial Statements

------
    10

            ASTRA ADJUSTABLE RATE SECURITIES TRUST I
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------

                                                                                                 NOVEMBER 27, 1991
                                                                                                 (COMMENCEMENT OF
                                                         YEAR ENDED OCTOBER 31,                   OPERATIONS) TO
                                          ---------------------------------------------------       OCTOBER 31,
                                             1996         1995            1994         1993            1992
                                          ---------    ---------       ---------    ---------       ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period....  $   3.260    $   6.470       $   7.210    $   7.250        $   7.350
                                          ---------    ---------       ---------    ---------       ----------
Income (loss) from investment
  operations--
  Net investment income.................      0.169        0.224 (e)       0.357        0.475            0.524
  Net realized and
    unrealized loss on
    investments.........................     (0.145)      (3.066)(e)      (0.688)      (0.002)          (0.052)
                                          ---------    ---------       ---------    ---------       ----------
    Total from investment operations....      0.024       (2.842)         (0.331)       0.473            0.472
                                          ---------    ---------       ---------    ---------       ----------
Less distributions--
  Distributions from net investment
    income..............................      0.169        0.260           0.409        0.513            0.524
  Distributions from paid-in
    capital.............................      0.005        0.108              --           --            0.048
                                          ---------    ---------       ---------    ---------       ----------
    Total distributions.................      0.174        0.368           0.409        0.513            0.572
                                          ---------    ---------       ---------    ---------       ----------
Net asset value, end of period..........  $   3.110    $   3.260       $   6.470    $   7.210        $   7.250
                                          ---------    ---------       ---------    ---------       ----------
                                          ---------    ---------       ---------    ---------       ----------
TOTAL RETURN (f)........................       0.85%      (45.38)%         (4.85)%       6.74%            7.18%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................  $   2,060    $   4,804       $  59,809    $  63,121        $  53,187
Ratio to average net assets--
  Expenses..............................       1.59%(b)     1.32%(b)        1.34%(b)     1.36%(b)         1.38%(a)(b)(c)
  Net investment income.................       5.73%        4.68%           5.02%        6.59%            7.63%(a)(d)
Portfolio turnover rate.................          9%           9%             30%           7%               4%

------------------
(a) Annualized.

(b) Ratio of expenses to average net assets excludes 0.73%, 1.09%, 0.76%, 0.76% and 0.76%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust I.

(c) Ratio of expenses to average net assets prior to expense waivers was 1.46%(a).

(d) Ratio of net investment income to average net assets prior to expense waiver was 7.55%(a).

(e) Based upon average shares outstanding throughout the period.

(f) Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements

------
    11

            ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
            STATEMENT OF ASSETS AND LIABILITIES
            OCTOBER 31, 1996
------------------------------

ASSETS:
  Investments in securities, at value* (identified cost $11,685,508) (Notes 1 and 2A)...............  $  6,352,418
  Dividends receivable from Portfolio...............................................................        41,463
  Deferred organization expense (net of accumulated amortization of $46,274) (Note 2D)..............         3,397
  Prepaid expenses..................................................................................         8,101
                                                                                                      ------------
      Total Assets..................................................................................     6,405,379
                                                                                                      ------------
LIABILITIES:
  Payable for capital stock redeemed................................................................       119,097
  Accrued expenses..................................................................................        30,538
                                                                                                      ------------
      Total Liabilities.............................................................................       149,635
                                                                                                      ------------
NET ASSETS..........................................................................................  $  6,255,744
                                                                                                      ------------
                                                                                                      ------------
Net asset value per share ($6,255,744 divided by 2,022,286 shares) (Note 6).........................  $       3.09
                                                                                                      ------------
                                                                                                      ------------
At October 31, 1996 the components of net assets were as follows:
  Paid-in capital...................................................................................  $ 60,869,420
  Accumulated net realized loss on investments......................................................   (49,280,586)
  Net unrealized depreciation of investments........................................................    (5,333,090)
                                                                                                      ------------
      Net Assets....................................................................................  $  6,255,744
                                                                                                      ------------
                                                                                                      ------------

------------------
* Investments of Astra Adjustable Rate Securities Trust I-A consist entirely of 137,982 shares of Astra Institutional Adjustable Rate Securities Portfolio. Cost for Federal income tax purposes is $11,685,508. See Notes 1 and 2A.

            STATEMENT OF OPERATIONS
            YEAR ENDED OCTOBER 31, 1996
------------------------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio........................................................................  $    605,054
                                                                                                      ------------
  EXPENSES:
    Distribution expenses (Note 4A).................................................................        90,616
    Shareholder servicing costs.....................................................................        44,059
    Insurance expense...............................................................................        17,994
    Professional fees...............................................................................        13,066
    Administrative servicing costs (Note 5).........................................................         9,062
    Amortization of organization expense (Note 2D)..................................................         7,327
    Registration fees...............................................................................         6,261
    Miscellaneous...................................................................................         3,950
    Reports to shareholders.........................................................................         3,646
    Trustees' fees..................................................................................         1,823
                                                                                                      ------------
      Total expenses................................................................................       197,804
                                                                                                      ------------
        Net investment income.......................................................................       407,250
                                                                                                      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments................................................................    (8,867,330)
    Net change in unrealized depreciation of investments............................................     8,278,896
                                                                                                      ------------
      Net loss on investments.......................................................................      (588,434)
                                                                                                      ------------
        Net decrease in net assets resulting from operations........................................  $   (181,184)
                                                                                                      ------------
                                                                                                      ------------

                   See Notes to Trusts' Financial Statements

------
    12

            ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
            STATEMENT OF CHANGES IN NET ASSETS
--------------------------------


                                                                                  YEAR ENDED        YEAR ENDED
                                                                               OCTOBER 31, 1996  OCTOBER 31, 1995
                                                                               ----------------  ----------------
OPERATIONS:
  Net investment income......................................................    $    407,250      $   1,644,712
  Net realized loss on investments...........................................      (8,867,330)       (37,656,821)
  Net change in unrealized depreciation of investments.......................       8,278,896          2,368,536
                                                                                 ------------      -------------
  Net decrease in net assets resulting from operations.......................        (181,184)       (33,643,573)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.126 and $0.184 per share,
    respectively)............................................................        (414,577)        (1,838,392)
  Distributions from paid-in capital ($0.039 and $0.163 per share,
    respectively)............................................................        (130,045)        (1,634,558)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................      (7,343,974)      (102,359,995)
                                                                                 ------------      -------------
      Total decrease in net assets...........................................      (8,069,780)      (139,476,518)
Net assets at the beginning of the period....................................      14,325,524        153,802,042
                                                                                 ------------      -------------
NET ASSETS at the end of the period..........................................    $  6,255,744      $  14,325,524
                                                                                 ------------      -------------
                                                                                 ------------      -------------

------------------
(a) A summary of capital share transactions is as follows:


                                                       YEAR ENDED                       YEAR ENDED
                                                    OCTOBER 31, 1996                 OCTOBER 31, 1995
                                             ------------------------------  ---------------------------------
                                                 SHARES          VALUE           SHARES            VALUE
                                             --------------  --------------  ---------------  ----------------

Shares sold................................              --  $           --          286,384  $      1,691,969
Shares issued in reinvestment of
  distributions to shareholders............          80,411         253,592          284,239         1,316,939
Shares repurchased.........................      (2,425,657)     (7,597,566)     (19,919,439)     (105,368,903)
                                             --------------  --------------  ---------------  ----------------
    Net decrease...........................      (2,345,246) $   (7,343,974)     (19,348,816) $   (102,359,995)
                                             --------------  --------------  ---------------  ----------------
                                             --------------  --------------  ---------------  ----------------

                    See Notes to Trusts' Financial Statements

------
    13

            ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------


                                                                                                     MAY 19, 1992
                                                                                                   (COMMENCEMENT OF
                                                           YEAR ENDED OCTOBER 31,                   OPERATIONS) TO
                                         ------------------------------------------------------       OCTOBER 31,
                                            1996          1995           1994           1993             1992
                                         ---------     ---------      ----------     ----------       ----------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period...  $   3.280     $   6.490      $    7.240     $    7.260       $    7.290
                                         ---------     ---------      ----------     ----------       ----------
Income (loss) from investment
  operations--
  Net investment income................      0.126         0.169 (e)       0.348          0.474            0.252
  Net realized and
    unrealized gain (loss) on
    investments........................     (0.151)       (3.032)(e)      (0.694)         0.018           (0.004)
                                         ---------     ---------      ----------     ----------       ----------
    Total from investment operations...     (0.025)       (2.863)         (0.346)         0.492            0.248
                                         ---------     ---------      ----------     ----------       ----------
Less distributions--
  Distributions from net investment
    income.............................      0.126         0.184           0.404          0.512            0.252
  Distributions from paid-in
    capital............................      0.039         0.163              --             --            0.026
                                         ---------     ---------      ----------     ----------       ----------
    Total distributions................      0.165         0.347           0.404          0.512            0.278
                                         ---------     ---------      ----------     ----------       ----------
Net asset value, end of period.........  $   3.090     $   3.280      $    6.490     $    7.240       $    7.260
                                         ---------     ---------      ----------     ----------       ----------
                                         ---------     ---------      ----------     ----------       ----------
TOTAL RETURN (f).......................      (0.72)%      (45.46)%         (5.05)%         7.01%            7.63%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................  $   6,256     $  14,326      $  153,802     $  178,769       $   57,311
Ratio to average net assets--
  Expenses.............................       2.18%(b)      1.76%(b)       1.43%(b)       1.14%(b)(c)       1.18%(a)(b)(c)
  Net investment income................       4.49%         3.51%          4.88%          6.40%             6.86%(a)(d)
Portfolio turnover rate................          7%            4%            23%             0%                0%

------------------
(a) Annualized.

(b) Ratio of expenses to average net assets excludes 0.73%, 1.09%, 0.76%, 0.76% and 0.76%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust I-A.

(c) Ratio of expenses to average net assets prior to expense waivers was 1.16% and 1.28%(a).

(d) Ratio of net investment income to average net assets prior to expense waiver was 6.38% and 6.76%(a), respectively.

(e) Based upon average shares outstanding throughout the period.

(f) Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements

------
    14

            ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
            STATEMENT OF ASSETS AND LIABILITIES
            OCTOBER 31, 1996
------------------------------

ASSETS:
  Investments in securities, at value* (identified cost $4,060,751) (Notes 1, 2A and 3).............  $  2,260,228
  Dividends receivable from Portfolio...............................................................        14,772
  Deferred organization expense (net of accumulated amortization of $36,199) (Note 2D)..............        15,668
  Prepaid expenses..................................................................................         2,827
                                                                                                      ------------
      Total Assets..................................................................................     2,293,495
                                                                                                      ------------
LIABILITIES:
  Accrued expenses..................................................................................        12,000
                                                                                                      ------------
NET ASSETS..........................................................................................  $  2,281,495
                                                                                                      ------------
                                                                                                      ------------
Net asset value per share ($2,281,495 divided by 720,384 shares) (Note 6)...........................  $       3.17
                                                                                                      ------------
                                                                                                      ------------
At October 31, 1996 the components of net assets were as follows:
  Paid-in capital...................................................................................  $ 30,698,278
  Accumulated net realized loss on investments......................................................   (26,616,260)
  Net unrealized depreciation of investments........................................................    (1,800,523)
                                                                                                      ------------
      Net Assets....................................................................................  $  2,281,495
                                                                                                      ------------
                                                                                                      ------------

------------------
* Investments of Astra Adjustable Rate Securities Trust IV consist entirely of 49,095 shares of Astra Institutional Adjustable Rate Securities Portfolio. Cost for Federal income tax purposes is $4,060,751. See Notes 1 and 2A.

            STATEMENT OF OPERATIONS
            YEAR ENDED OCTOBER 31, 1996
------------------------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio........................................................................  $    198,892
                                                                                                      ------------
  EXPENSES:
    Distribution expenses (Note 4B).................................................................        17,983
    Amortization of organization expense (Note 2D)..................................................        10,394
    Insurance expense...............................................................................         6,125
    Shareholder servicing costs.....................................................................         3,960
    Administrative servicing costs (Note 5).........................................................         2,997
    Registration fees...............................................................................         2,404
    Professional fees...............................................................................         1,320
    Miscellaneous expense...........................................................................           960
    Reports to shareholders.........................................................................           528
    Trustees' fees..................................................................................           240
                                                                                                      ------------
      Total expenses................................................................................        46,911
                                                                                                      ------------
        Net investment income.......................................................................       151,981
                                                                                                      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments................................................................    (2,666,436)
    Net change in unrealized depreciation of investments............................................     2,479,965
                                                                                                      ------------
      Net loss on investments.......................................................................      (186,471)
                                                                                                      ------------
        Net decrease in net assets resulting from operations........................................  $    (34,490)
                                                                                                      ------------
                                                                                                      ------------

                   See Notes to Trusts' Financial Statements

------
    15

            ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
            STATEMENT OF CHANGES IN NET ASSETS
--------------------------------


                                                                                  YEAR ENDED        YEAR ENDED
                                                                               OCTOBER 31, 1996  OCTOBER 31, 1995
                                                                               ----------------  ----------------
OPERATIONS:
  Net investment income......................................................    $    151,981      $    858,115
  Net realized loss on investments...........................................      (2,666,436)      (19,194,377)
  Net change in unrealized depreciation of investments.......................       2,479,965         3,619,765
                                                                                 ------------       -----------
  Net decrease in net assets resulting from operations.......................         (34,490)      (14,716,497)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.153 and $0.211 per share,
    respectively)............................................................        (162,375)         (877,272)
  Distributions from paid-in capital ($0.019 and $0.166 per share,
    respectively)............................................................         (20,078)         (686,694)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................      (2,044,893)      (56,587,157)
                                                                                 ------------       -----------
      Total decrease in net assets...........................................      (2,261,836)      (72,867,620)
Net assets at the beginning of the period....................................       4,543,331        77,410,951
                                                                                 ------------       -----------
NET ASSETS at the end of the period..........................................    $  2,281,495      $  4,543,331
                                                                                 ------------       -----------
                                                                                 ------------       -----------

------------------
(a) A summary of capital share transactions is as follows:


                                                         YEAR ENDED                     YEAR ENDED
                                                      OCTOBER 31, 1996               OCTOBER 31, 1995
                                                 --------------------------  --------------------------------
                                                   SHARES        VALUE           SHARES            VALUE
                                                 ----------  --------------  ---------------  ---------------
Shares sold....................................          --  $           --          158,416  $       926,395
Shares issued in reinvestment of distributions
  to shareholders..............................      35,315         113,437           98,614          463,587
Shares repurchased.............................    (675,758)     (2,158,330)     (10,481,720)     (57,977,139)
                                                 ----------  --------------  ---------------  ---------------
    Net decrease...............................    (640,443) $   (2,044,893)     (10,224,690) $   (56,587,157)
                                                 ----------  --------------  ---------------  ---------------
                                                 ----------  --------------  ---------------  ---------------

                   See Notes to Trusts' Financial Statements

 ------
     16

            ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------


                                                                                                     MAY 7, 1993
                                                                                                    (COMMENCEMENT
                                                                                                          OF
                                                               YEAR ENDED OCTOBER 31,                OPERATIONS) TO
                                                     ----------------------------------------          OCTOBER 31,
                                                        1996          1995            1994               1993
                                                     ----------  --------------    ----------       ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period................  $   3.340     $   6.680       $   7.400        $      7.350
                                                      ---------     ---------       ---------         -----------
Income (loss) from investment operations--
  Net investment income.............................      0.153         0.210 (e)       0.415               0.208
  Net realized and
    unrealized gain (loss) on
    investments.....................................     (0.151)       (3.173)(e)      (0.728)              0.050
                                                      ---------     ---------       ---------         -----------
    Total from investment operations................      0.002        (2.963)         (0.313)              0.258
                                                      ---------     ---------       ---------         -----------
Less distributions--
  Distributions from net investment income..........      0.153         0.211           0.407               0.208
  Distributions from paid-in
    capital.........................................      0.019         0.166              --                  --
                                                      ---------     ---------       ---------         -----------
    Total distributions.............................      0.172         0.377           0.407               0.208
                                                      ---------     ---------       ---------         -----------
Net asset value, end of period......................      3.170     $   3.340       $   6.680        $      7.400
                                                      ---------     ---------       ---------         -----------
                                                      ---------     ---------       ---------         -----------
TOTAL RETURN (f)....................................       0.14%       (45.78)%         (4.47)%              7.28%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)........................................  $   2,281     $   4,543       $  77,411        $    126,708
Ratio to average net assets--
  Expenses..........................................       1.57%(b)      1.37%(b)(c)     0.65%(b)(c)         0.50%(a)(b)(c)
  Net investment income.............................       5.07%         4.26%(d)        5.58%(d)            5.56%(a)(d)
Portfolio turnover rate.............................         10%            3%             70%                  0%

------------------
(a) Annualized.

(b) Ratio of expenses to average net assets excludes 0.73%, 1.09%, 0.76% and 0.76%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust IV.

(c) Ratio of expenses to average net assets prior to expense waivers was 1.42%, 0.86% and 0.75%(a), respectively.

(d) Ratio of net investment income to average net assets prior to expense waiver was 4.20%, 5.37% and 5.31%(a), respectively.

(e) Based upon average shares outstanding throughout the period.

(f) Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements

------
    17

            ASTRA ADJUSTABLE RATE SECURITIES TRUSTS
            NOTES TO FINANCIAL STATEMENTS
            OCTOBER 31, 1996
------------------------------

NOTE 1 -- ORGANIZATION

Astra Strategic Investment Series (the 'Company') is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. On September 15, 1994 the Company's shareholders approved a change in the Company's Declaration of Trust to permit the creation of additional classes of shares of each of the Trust's series. Currently, the Company has authorized an unlimited number of shares of beneficial interest without par value and at October 31, 1996 had outstanding a single class of shares in seven series: Astra Adjustable Rate Securities Trust I, I-A and IV (collectively, the 'Astra Adjustable Rate Securities Trusts' or the 'Trusts'), Astra Adjustable U.S. Government Securities Trust I, I-A, II and IV (collectively, the 'Astra Adjustable U.S. Government Securities Trusts'), all of which are non-diversified series. Effective March 1, 1995, the Trusts discontinued the public offering of their shares.

The Trusts' investment objective is to seek high current income consistent with low volatility of principal. The Trusts' seek to achieve this objective by investing all of their investable assets in the Astra Institutional Adjustable Securities Portfolio (the 'Portfolio'), a non-diversified series of Astra Institutional Securities Trust ('AIST') with the same investment objective as the Trusts. The Portfolio seeks to achieve its investment objective by investing in mortgage securities, issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages. The Portfolio and Trusts have experienced a reduction in net asset values per share due to adverse market conditions for adjustable rate mortgage securities, including subordinated residential mortgage securities. Although Astra Management Corp. (the 'Manager') believes that under normal market conditions the Portfolio's and Trusts' investment objective can be achieved, there can be no assurance that the adverse market conditions will not continue. In addition, as the Trusts have experienced a high rate of shareholders redemptions, cash and cash equivalents have been maintained in order to meet such redemptions, which has the effect of reducing yield. The Manager intends to maintain this position until such time as the market for subordinated residential mortgage securities normalizes and redemption rates stabilize. There can be no assurance that the Trusts' or Portfolio's investment objective will be achieved.

The value of the Trusts' investment in the Portfolio reflects their proportionate interest in the net assets of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included in this report and should be read in conjunction with the financial statements of the Trusts.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  A. SECURITY VALUATION. The investment policy of the Trusts is to invest in shares of the Portfolio. Shares of the Portfolio held by the Trusts are valued at the net asset value then determined by the Portfolio. A valuation committee of the Board of Trustees of AIST is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations for securities held by the Portfolio. AIST considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with

------
    18

     Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotations and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees of AIST which procedures may include the delegation of certain responsibilities regarding valuation to the Manager. The Manager reports, as necessary, to the Trustees of AIST regarding portfolio valuation determinations.

     Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis by the Portfolio when the Trustees of AIST have determined that amortized cost is fair value.

  B. FEDERAL INCOME TAXES. The Trusts intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

  C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions of the Portfolio and Trusts are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders of the Portfolio from net investment income are declared daily and reinvested monthly.

     Dividends to shareholders of the Trusts from net investment income are declared and paid or reinvested monthly. Discounts and premiums on Portfolio debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

  D. DEFERRED ORGANIZATION EXPENSES. All of the expenses incurred in connection with the organization of the Trusts are being borne ratably by the Trusts and are being amortized on a straight-line basis over periods of five years from the date of commencement of operations.

  E. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENTS

For the year ended October 31, 1996, the cost of purchases and the proceeds from sales of investments in the Portfolio were as follows:

                              PURCHASES        SALES
                             -----------  -------------
Trust I....................  $   272,789  $   2,876,461
Trust I-A..................      688,077      8,045,735
Trust IV...................      295,600      2,487,407

At October 31, 1996 the Trusts had capital loss carryforwards for federal income tax purposes as follows:

                            CAPITAL LOSS      EXPIRES
                            CARRYFORWARD    OCTOBER 31,
                           --------------  -------------
Trust I..................  $   15,256,000      2003
                                3,176,000      2004
                           --------------
                           $   18,432,000
                           --------------
                           --------------
Trust I-A................  $       54,000      2002
                               40,359,000      2003
                                8,868,000      2004
                           --------------
                           $   49,281,000
                           --------------
                           --------------
Trust IV.................  $    1,212,000      2002
                               22,738,000      2003
                                2,666,000      2004
                           --------------
                           $   26,616,000
                           --------------
                           --------------

------
    19

NOTE 4 -- DISTRIBUTION PLANS

  A. TRUST I AND TRUST I-A DISTRIBUTION PLANS. Trust I and Trust I-A have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act (the 'Distribution Plans'), whereby they will provide daily compensation to Astra Fund Distributors Corp., the Trusts' principal underwriter (the 'Principal Underwriter') in the form of sales commissions equal to 4% of the amount received by Trust I for each share sold and 5% of the amount received by Trust I-A for each share sold (excluding reinvestment of dividends and distributions) plus an interest fee calculated by applying the rate of 1% over prime rate to the outstanding balance of Uncovered Distribution Charges. Daily compensation payments will be made monthly and are limited to an annual rate of 0.75% of each Trust's daily net assets. During the year ended October 31, 1996, the Principal Underwriter earned daily compensation of $67,962 from Trust I-A. At October 31, 1996, Uncovered Distribution Charges (cumulative sales commissions and interest fees reduced by cumulative daily compensation and contingent deferred sales charges paid to the Principal Underwriter) were $3,263,220 for Trust I-A.

     On November 1, 1994, Trust I had no Uncovered Distribution Charges pursuant to the Distribution Plan and, accordingly, discontinued the accrual of daily compensation payments. The Distribution Plan also contains provisions which contractually obligate the Principal Underwriter to reimburse Trust I, to the extent it has collected contingent deferred sales charges from redeeming shareholders when there were no such Uncovered Distribution Charges, for Trust I's pro rata share of the Portfolio's investment management fee. This management fee is calculated at .65% of the Portfolio's average daily net assets. During the year ended October 31, 1996, such reimbursement amounted to $19,249 which is included in other income in the accompanying financial statements of Trust I.

     On August 5, 1994, the shareholders of Trust I and Trust I-A approved changes to their respective distribution plans to provide a method by which a proportionate amount of Uncovered Distribution Charges will be transferred from the Trusts upon exchanges to other mutual funds for which Astra Fund Distributors Corp. serves as Principal Underwriter and which have substantially the same contingent deferred sales charge structure and distribution plan.

     Pursuant to the requirements of the Securities and Exchange Commission the daily compensation (sales commission) payments to the Principal Underwriter pursuant to the Distribution Plan must be reflected as operating expenses of Trust I and Trust I-A. For periods through December 31, 1994, these payments were treated as capital transactions and were not deductible for Federal income tax purposes.

     The Distribution Plans also provide for monthly payments to the Principal Underwriter of a trail or maintenance fee in an amount equal to an annual rate of 0.25% of the daily net assets of Trust I and Trust I-A. During the year ended October 31, 1996, the Principal Underwriter earned maintenance fees of $7,404 from Trust I and $22,654 from Trust I-A.

B. TRUST IV DISTRIBUTION PLAN. Trust IV has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the 'Distribution Plan'), whereby Trust IV may pay up to a maximum annual rate of 0.60% of its average daily net assets to the Principal Underwriter as reimbursement for expenses incurred in the distribution of the shares of Trust IV. Pursuant to the Distribution Plan, the Principal Underwriter is entitled to reimbursement each month (up to a maximum of 0.60% of Trust IV's daily net assets) for its actual expenses incurred in the distribution and promotion of Trust IV's shares, including the printing of prospectuses used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution related expenses, including any distribution

------
    20
    or service fees paid to security dealers and others who have executed a distribution or service agreement with the Principal Underwriter. The Distribution Plan provides that the Principal Underwriter may include as distribution expenses a portion of its overhead expenses directly attributable to the distribution of Trust IV's shares, including personnel and out-of-pocket costs. The Distribution Plan permits the Principal Underwriter to carryforward for a maximum of three years (without carrying charges) distribution expenses covered by the Distribution Plans for which it has not yet received reimbursement. At October 31, 1996, the Principal Underwriter had incurred $1,470,122 of distribution expenses in excess of amounts currently reimbursable by Trust IV. During the year ended October 31, 1996, the Principal Underwriter received distribution expense reimbursements of $17,983 from Trust IV. Distribution expenses incurred by the Principal Underwriter included $806 for the salaries and related costs of certain of its employees involved in the sales of Trust IV's shares.

NOTE 5 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trusts invest substantially all of their assets in the Portfolio, which has the same investment objective as each of the Trusts. The Trustees of AIST establish the Portfolio's investment policies and supervise and review the operations and management of the Portfolio. For furnishing the Portfolio with investment advice and investment management and administrative services with respect to the Portfolio's assets, including making specific recommendations as to the purchase and the sale of portfolio securities, furnishing requisite office space and personnel, and in general supervising and managing the Portfolio's investments subject to the ultimate supervision and direction of AIST's Trustees, the Manager is paid monthly a fee equal to 0.65% per annum of the first $500 million of average daily net assets of the Portfolio. The annual rate is reduced to 0.60% on net assets from $500 million to $1 billion and to 0.55% on net assets over $1 billion. The management fees paid by the Portfolio to the Manager are expenses of the Portfolio and reduce the net investment income available for distribution by the Portfolio to the Trusts. The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expense limitations applicable under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Manager to reimburse the Portfolio and Trusts to the extent required so that the Portfolio's and Trusts' expenses, as described above, for any fiscal year do not exceed 2.50% of the first $30 million of average net assets, 2.00% of the next $70 million of average net assets and 1.50% of the remaining average net assets. The amount of any such required reimbursement, however, is limited to the management fees paid by the Portfolio to the Manager. Expenses for purposes of these expense limitations include the management fee, but exclude distribution expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation paid or incurred by the Trusts or the Portfolio.

The Trusts have retained Atlas Holdings Group Inc. (The 'Administrator') to provide administration for the Trusts pursuant to an administraton agreement. These administrative services include supervising the preparation and filing of all documents required for compliance by the Trusts with applicable laws and regulations, supervising the maintenance of books and records and other general and administrative responsibilities. For providing these services the Administrator receives a fee equal to 0.10% of each Trust's average daily net assets.

Certain officers and trustees of the Company are also officers and/or directors/trustees of AIST, the Administrator, the Manager, and the Principal Underwriter.

NOTE 6 -- EARLY WITHDRAWAL CHARGES

Shares of Trust I, Trust I-A and Trust IV which are redeemed may be subject to a contingent deferred sales charge. The contingent deferred sales charge is not imposed on shares acquired through the

------
    21
reinvestment of dividends and distributions or on the appreciation of the value of shares acquired over their purchase price. Redemption proceeds are applied first against shares not subject to the contingent deferred sales charge for purposes of calculating such charge. The contingent deferred sales charges are paid by the redeeming shareholder to the Principal Underwriter at the time of redemption. The contingent deferred sales charges for Trust I and Trust I-A are imposed at the rate of 4% for redemptions in the first year after purchase, declining to 3%, 2%, and 1% in the second, third and fourth years, respectively. The contingent deferred sales charges for Trust IV are imposed at the rate of 0.25% of redemptions within 3 months of the date of purchase. During the year ended October 31, 1996, the Principal Underwriter received contingent deferred sales charges of $19,249 from redemptions of Trust I shares, all of which was reimbursed to Trust I (see Note 4A), $140,969 from redemptions of Trust I-A shares, and $-0- from redemptions of Trust IV shares.

NOTE 7 -- LEGAL MATTERS

Between December 1994 and July 1995, various complaints have been filed by certain shareholders of the Astra Adjustable Rate Securities Trusts and the Astra Adjustable U.S. Government Securities Trusts (collectively, the 'Astra Trusts') in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, AIST and certain of its officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and, Atlas Holdings Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as 'In re Pilgrim Securities Litigation.'

The complaints allege violations of the Securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the Portfolios of AIST. The complaints seek relief measured by the consideration each shareholder paid for shares of the Astra Trusts and interest thereon, less the amount of income received thereon, or in the event the shareholder no longer owns such shares, for damages, plus interest. Management of the Company believes the complaints are without merit and intends, and has been advised that each of the other defendants intends, to vigorously defend these actions.

On December 18, 1996, the Court granted preliminary approval of a tentative class action settlement which would result in dismissal of the class actions with prejudice. The tentative settlement would not have a material adverse effect upon the financial condition of the Astra Trusts or the Portfolios. The tentative settlement, however, is subject to final court approval, among other things, and the defendants have the option of terminating the settlement under certain conditions. Accordingly, the ultimate outcome of these matters cannot presently be determined and the Astra Trusts have made no provision for any losses which may result from settlement of these complaints.

------
    22

            REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
------------------------------

To the Shareholders of Astra Adjustable Rate Securities
Trust I, I-A and IV, and the Trustees of Astra Strategic Investment Series San Diego, California

We have audited the statements of assets and liabilities of Astra Adjustable Rate Securities Trust I, I-A and IV (each a series of shares of beneficial interest of Astra Strategic Investment Series) as of October 31, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astra Adjustable Rate Securities Trust I, I-A and IV as of October 31, 1996, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon, in conformity with generally accepted accounting principles.

                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 19, 1996, except for the third paragraph of Note 7 as to which the date is December 18, 1996.


------
    23

            ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO PORTFOLIO OF INVESTMENTS AS OF OCTOBER 31, 1996
------------------------------


                                                                                                               MARKET
 PRINCIPAL                                                                           INTEREST                   VALUE
   AMOUNT                                                                              RATE*     MATURITY     (NOTE 2A)
------------                                                                        -----------  ---------  -------------
                         ADJUSTABLE RATE MORTGAGE SECURITIES: 98.9%
                         U.S. GOVERNMENT AGENCY SECURITIES: 98.8%
$    801,208             Federal Home Loan Mtge. Corp., Pool 845249...............      7.794%    11/01/22  $     825,372
     820,204             Federal Home Loan Mtge. Corp., Pool 635244...............      7.458%    03/01/25        841,222
     804,725             Federal National Mtge. Assoc., Pool 124666...............      7.695%    01/01/23        826,351
     495,001             Federal National Mtge. Assoc., Pool 190880...............      6.099%    11/01/28        493,144
   1,593,988             Government National Mtge. Assoc., Pool 8565..............      7.000%    12/20/24      1,627,111
   2,436,592             Government National Mtge. Assoc., Pool 8793..............      7.000%    01/20/26      2,486,847
   1,971,690             Government National Mtge. Assoc., Pool 8963..............      7.500%    08/20/26      2,025,912
     944,388             Government National Mtge. Assoc., Pool 8984..............      7.500%    09/20/26        969,915
     469,548             Government National Mtge. Assoc., Pool 80001.............      7.500%    10/20/26        481,727
                                                                                                            -------------
                         Total U.S. Government Agency Securities..................                             10,577,601
                                                                                                            -------------

                         SUBORDINATED RESIDENTIAL MORTGAGE SECURITIES: 0.1%
   1,553,121    (R) (l)  Coast Federal Bank 1991-2, Class B-1.....................      0.552%    11/25/21          7,292
                         Paine Webber Mortgage Acceptance Corp. 1991-1,
     612,337    (R) (l)  Class B..................................................      0.000%    02/21/21             64
                                                                                                            -------------
                         Total Subordinated Residential Mortgage Securities.......                                  7,356
                                                                                                            -------------
                         Total Adjustable Rate Mortgage Securities
                         (Cost $12,457,404).......................................                             10,584,957
                                                                                                            -------------

                         SHORT-TERM SECURITIES: 0.9%
                         U.S. GOVERNMENT & AGENCY OBLIGATIONS: 0.9%
                         Student Loan Mtge. Assoc., Discount Note (Cost
     100,000             $100,000)................................................      5.530%    11/01/96        100,000
                                                                                                            -------------

                         Total Investments in Securities (Cost $12,557,404**)..................      99.8%     10,684,957
                         Other Assets in Excess of Liabilities-Net.............................       0.2%         22,330
                                                                                                 ---------  -------------
                         Total Net Assets......................................................     100.0%  $  10,707,287
                                                                                                 ---------  -------------
                                                                                                 ---------  -------------

------------------
(R) Restricted securities.

(l) Illiquid securities.

  * Rates shown are as of October 31, 1996. Interest rates on adjustable rate mortgage securities reset periodically.

 ** Cost for Federal income tax purposes is $12,557,404 and net unrealized depreciation consists of:

              Gross Unrealized Appreciation......................................................             $      42,984
              Gross Unrealized Depreciation......................................................                (1,915,431)
                                                                                                              -------------
              Net Unrealized Depreciation........................................................             $  (1,872,447)
                                                                                                              -------------
                                                                                                              -------------

                       See Notes to Financial Statements

------
    24

            ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES
            OCTOBER 31, 1996
------------------------------

ASSETS:
  Investments in securities at value (identified cost $12,557,404) (Note 2A).......................  $  10,684,957
  Cash.............................................................................................         38,800
  Receivables:
    Interest.......................................................................................         73,711
    Principal repayments...........................................................................         22,968
  Deferred organization expense (net of accumulated amortization of $46,224)(Note 2E)..............            506
                                                                                                     -------------
      Total Assets.................................................................................     10,820,942
                                                                                                     -------------
LIABILITIES:
  Distribution payable to Trusts...................................................................         70,031
  Accrued expenses.................................................................................         43,624
                                                                                                     -------------
      Total Liabilities............................................................................        113,655
                                                                                                     -------------
NET ASSETS.........................................................................................  $  10,707,287
                                                                                                     -------------
                                                                                                     -------------
Net asset value per share ($10,707,287 divided by 232,576 shares)..................................  $       46.04
                                                                                                     -------------
                                                                                                     -------------
At October 31, 1996 the components of net assets were as follows:
  Paid-in capital..................................................................................  $ 126,032,055
  Accumulated net realized loss on investments.....................................................   (113,452,321)
  Net unrealized depreciation of investments.......................................................     (1,872,447)
                                                                                                     -------------
      Net Assets...................................................................................  $  10,707,287
                                                                                                     -------------
                                                                                                     -------------

            STATEMENT OF OPERATIONS
            YEAR ENDED OCTOBER 31, 1996
------------------------------

INVESTMENT INCOME:
  INCOME:
    Interest.......................................................................................  $   1,300,456
                                                                                                     -------------
  EXPENSES:
    Investment management fee (Note 4).............................................................        110,844
    Amortization of organization expense (Note 2E).................................................          9,043
    Recordkeeping fees.............................................................................          2,289
    Miscellaneous..................................................................................          1,358
    Professional fees..............................................................................            666
    Custody fees...................................................................................            612
                                                                                                     -------------
      Total expenses...............................................................................        124,812
                                                                                                     -------------
        Net investment income......................................................................      1,175,644
                                                                                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments...............................................................    (12,528,496)
    Net change in unrealized depreciation of investments...........................................     11,326,999
                                                                                                     -------------
      Net loss on investments......................................................................     (1,201,497)
                                                                                                     -------------
        Net decrease in net assets resulting from operations.......................................  $     (25,853)
                                                                                                     -------------
                                                                                                     -------------

                       See Notes to Financial Statements

------
    25

            ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO STATEMENT OF CHANGES IN NET ASSETS
--------------------------------


                                                                                  YEAR ENDED        YEAR ENDED
                                                                               OCTOBER 31, 1996  OCTOBER 31, 1995
                                                                               ----------------  ----------------
OPERATIONS:
  Net investment income......................................................    $  1,175,644     $    8,581,527
  Net realized loss on investments...........................................     (12,528,496)       (85,991,915)
  Net change in unrealized depreciation of investments.......................      11,326,999         11,674,390
                                                                                 ------------     --------------
  Net decrease in net assets resulting from operations.......................         (25,853)       (65,735,998)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($2.979 and $2.545 per share,
    respectively)............................................................      (1,129,875)        (4,981,182)
  Distributions from paid-in capital ($0.316 per share)......................              --           (619,391)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................     (16,303,884)      (234,382,963)
                                                                                 ------------     --------------
      Total decrease in net assets...........................................     (17,459,612)      (305,719,534)
Net assets at the beginning of the period....................................      28,166,899        333,886,433
                                                                                 ------------     --------------
NET ASSETS at the end of the period..........................................    $ 10,707,287     $   28,166,899
                                                                                 ------------     --------------
                                                                                 ------------     --------------

------------------
(a) A summary of capital share transactions is as follows:


                                                       YEAR ENDED                      YEAR ENDED
                                                    OCTOBER 31, 1996                OCTOBER 31, 1995
                                               ---------------------------  ---------------------------------
                                                 SHARES         VALUE           SHARES            VALUE
                                               ----------  ---------------  ---------------  ----------------
Shares sold..................................       7,985  $       374,295           25,199  $      2,037,744
Shares issued in payment of distributions to
  shareholders...............................      22,801        1,060,781           48,815         3,084,153
Shares repurchased...........................    (382,230)     (17,738,960)      (3,211,688)     (239,504,860)
                                               ----------  ---------------  ---------------  ----------------
    Net decrease.............................    (351,444) $   (16,303,884)      (3,137,674) $   (234,382,963)
                                               ----------  ---------------  ---------------  ----------------
                                               ----------  ---------------  ---------------  ----------------

                       See Notes to Financial Statements

------
    26

            ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------

                                                                                                NOVEMBER 22, 1991
                                                                                                (COMMENCEMENT OF
                                                       YEAR ENDED OCTOBER 31,                    OPERATIONS) TO
                                        ----------------------------------------------------       OCTOBER 31,
                                           1996         1995           1994          1993            1992
                                        ---------    ---------      ----------    ----------      -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period..  $  48.230    $  89.710      $   99.040    $   99.050       $   100.000
                                        ---------    ---------      ----------    ----------       -----------
Income (loss) from investment
  operations--
  Net investment income...............      3.176        6.049 (d)       6.460         7.804            8.606
  Net realized and
    unrealized loss on
    investments.......................     (2.387)     (44.668)(d)      (9.750)       (0.004)           (0.950)
                                        ---------    ---------      ----------    ----------       -----------
    Total from investment
      operations......................      0.789      (38.619)         (3.290)        7.800             7.656
                                        ---------    ---------      ----------    ----------       -----------
Less distributions--
  Distributions from net investment
    income............................      2.979        2.545           6.040         7.810             8.606
  Distributions from paid-in
    capital...........................         --        0.316              --            --                --
                                        ---------    ---------      ----------    ----------       -----------
    Total distributions...............      2.979        2.861           6.040         7.810             8.606
                                        ---------    ---------      ----------    ----------       -----------
Net asset value, end of period........  $  46.040    $  48.230      $   89.710    $   99.040       $    99.050
                                        ---------    ---------      ----------    ----------       -----------
                                        ---------    ---------      ----------    ----------       -----------
TOTAL RETURN..........................       1.79%      (44.04)%         (3.56)%        8.14%             8.51%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..........................  $  10,707    $  28,167      $  333,886    $  455,802       $   156,682
Ratio to average net assets--
  Expenses............................       0.73%        1.09%           0.76%         0.76%             0.76%(a)(b)
  Net investment income...............       6.89%        8.87%           6.55%         7.61%             9.14%(a)(c)
Portfolio turnover rate...............        311%          45%             61%          107%              254%

------------------
(a) Annualized.

(b) Ratio of expenses to average net assets prior to expense waivers was 0.79%(a).

(c) Ratio of net investment income to average net assets prior to expense waivers was 9.11%(a).

(d) Based upon average shares outstanding throughout the period.

                        See Notes to Financial Statements

------
    27

            ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO NOTES TO FINANCIAL STATEMENTS
            OCTOBER 31, 1996
------------------------------

NOTE 1 -- ORGANIZATION

Astra Institutional Securities Trust (the 'Company') is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Massachusetts Business Trust on September 4, 1991 with an unlimited number of shares of beneficial interest without par value. The Company offers shares in two non-diversified series, Astra Institutional Adjustable Rate Securities Portfolio (the 'Portfolio') and Astra Institutional Adjustable U.S. Government Securities Portfolio. The Portfolio is structured to serve as the investment vehicle for three affiliated open-end management investment companies: Astra Adjustable Rate Securities Trust I, I-A and IV (collectively, the 'Trusts'). The Trusts invest substantially all of their net assets in the Portfolio, which has the same investment objectives as that of the Trusts.

The Portfolio's investment objective is to seek high current income consistent with low volatility of principal. The Portfolio seeks to achieve its investment objective by investing in mortgage securities, issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages. The Portfolio has experienced a reduction in net asset value per share due to adverse market conditions for adjustable rate mortgage securities, including subordinated residential mortgage securities. Although Astra Management Corp. (the 'Manager') believes that under normal market conditions the Portfolio's investment objective can be achieved, there can be no assurance that the adverse market conditions will not continue. In addition, as the Trusts have experienced a high rate of shareholders redemptions, cash and cash equivalents have been maintained in order to meet such redemptions, which has the effect of reducing yield. The Manager intends to maintain this position until such time as the market for subordinated residential mortgage securities normalizes and redemption rates stabilize. There can be no assurance that the Portfolio's investment objective will be achieved.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  A. SECURITY VALUATION. A valuation committee of the Board of Trustees is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations. The Company considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotation and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to

------
    28
     the Manager. The Manager reports, as necessary, to the Trustees of the Company regarding portfolio valuation determinations. Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis by the Portfolio when the Board of Trustees has determined that amortized cost is fair value.

  B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly. Discounts and premiums on debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

  D. INTEREST RATE SWAP CONTRACTS. The Portfolio may enter into interest rate swap contracts as a hedging technique. Interest rate swap contracts are marked-to-market daily using market quotations or independent pricing services. The change in market value is recorded by the Portfolio as an unrealized gain or loss. Interest income (expense) is accrued daily on the contract's notional amount and applicable interest rates.

     Interest rate swap contracts may expose the Portfolio to risks resulting from unanticipated movements in interest rates or the failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

  E. DEFERRED ORGANIZATION EXPENSES. All of the Portfolio's expenses in connection with its organization are being borne by the Portfolio and are amortized on a straight-line basis over a period of five years.

  F. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENTS

For the year ended October 31, 1996, the cost of purchases and the proceeds from sales of investments and principal repayments, excluding short-term securities, aggregated $50,425,818 and $55,760,950, respectively.

At October 31, 1996, the Portfolio had a capital loss carryforward for Federal income tax purposes of $113,452,000 of which $221,000 expires in 2000, $3,271,000 in 2001, $15,105,000 in 2002, $82,382,000 in 2003 and $12,473,000 in
2004.

NOTE 4 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager provides the Portfolio with investment management and administrative services under an Investment Management Agreement. The Manager furnishes all investment advice, office space and salaries of personnel needed by the Portfolio, except those involved with record-keeping, daily net asset value calculations, placing orders for the execution of portfolio transactions, shareholder servicing, and maintaining registration of shares under state securities laws. As compensation for its services, the Manager is paid monthly a fee which is equal to the annual rate of 0.65% of the first $500 million of average daily net assets, 0.60% on net assets from $500 million to $1 billion and 0.55% on net assets over $1 billion.

------
    29

The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expense limitations applicable to the Portfolio and Trust under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Manager to reimburse the Portfolio and Trusts to the extent required so that the Portfolio's and Trusts' expenses, as described above, for any fiscal year do not exceed 2 1/2% of the first $30 million of average daily net assets, 2% of the next 70 million of average net assets and 1 1/2% of the remaining average net assets. The amount of any such required reimbursement is limited to the management fees paid by the Portfolio to the Manager. Expenses for purposes of this expense limitation include the management fee, but exclude distribution expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, paid or incurred by the Portfolio or Trusts.

Certain officers and trustees of the Company are also officers and/or trustees/directors of the Trusts and the Manager.

NOTE 5 -- LEGAL MATTERS

Between December 1994 and May 1995, various complaints have been filed by certain shareholders of Astra Adjustable U.S. Government Securities Trusts I, I-A, II, III, and IV and Astra Adjustable Rate Securities Trusts I, I-A, II, III, and IV (collectively, the 'Astra Trusts') in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, the Astra Trusts and certain of their officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and Atlas Holding Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as 'In re Pilgrim Securities Litigation.'

The complaints allege violations of the Securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the two Portfolios of the Company. The complaints seek relief measured by the consideration each shareholder paid for shares of the Astra Trusts with interest thereon, less the amount of income received thereon, or in the event the shareholder no longer owns such shares, for damages, plus interest. Management of the Company believes the complaints are without merit and intends, and has been advised that each of the other defendants intends, to vigorously defend these actions.

On December 18, 1996, the Court granted preliminary approval of a tentative class action settlement which would result in dismissal of the class actions with prejudice. The tentative settlement would not have a material adverse effect upon the financial condition of the Astra Trusts or the Portfolios. The tentative settlement, however, is subject to final court approval, among other things, and the defendants have the option of terminating the settlement under certain conditions. Accordingly, the ultimate outcome of these matters cannot presently be determined and the Astra Trusts have made no provision for any losses which may result from settlement of these complaints.

------
    30

            REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
------------------------------

To the Shareholders of Astra Institutional Adjustable Rate
Securities Portfolio and the Trustees of Astra Institutional Securities Trust San Diego, California

We have audited the statement of assets and liabilities of Astra Institutional Adjustable Rate Securities Portfolio (a series of shares of Astra Institutional Securities Trust), including the portfolio of investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from November 22, 1991 (commencement of operations) to October 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astra Institutional Adjustable Rate Securities Portfolio as of October 31, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from November 22, 1991 to October 31, 1992, in conformity with generally accepted accounting principles.

                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 19, 1996, except for the third paragraph of Note 5 as to which the date is December 18, 1996.


------
    31

            ASTRA GROUP
            FAMILY OF FUNDS
------------------------------

            ADJUSTABLE-INCOME FUNDS
------------------------------

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV

ASTRA ADJUSTABLE RATE SECURITIES TRUST I

ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A

ASTRA ADJUSTABLE RATE SECURITIES TRUST IV


            FIXED-INCOME FUNDS
------------------------------

ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST

ASTRA SHORT-TERM MULTI-MARKET INCOME FUND I

ASTRA SHORT-TERM MULTI-MARKET INCOME FUND II

------------------
Prospectuses containing more complete information about the Funds, including charges and expenses, may be obtained from Astra Fund Distributors Corp. Read the Prospectus carefully before you invest or send money.

------
    32

750 B Street
Suite 2350
San Diego, CA 92101

ASTRA ADJUSTABLE
RATE SECURITIES TRUSTS
I, I-A, IV

INVESTMENT MANAGER
Astra Management Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-619-238-7100

PRINCIPAL UNDERWRITER
Astra Fund Distributors Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-800-219-1080

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141
1-800-441-7267

TRANSFER AGENT
Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141

This report is submitted for the general information of the shareholders of the Trusts. It is not authorized for distribution to prospective investors in the Trusts unless preceded or accompanied by an effective prospectus which includes details regarding the Trusts' objectives, policies, sales commissions and other information.

AARST 1296 2.5   AST 612063

ASTRA
ARM
FUNDS

Annual Report
October 31, 1996

ASTRA ADJUSTABLE
RATE SECURITIES TRUSTS I, I-A, IV

ASTRA LOGO

                                 [ASTRA LOGO]


        ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUSTS ANNUAL REPORT

Dear Shareholder:                                              December 26, 1996

The Trust's performance during the past fiscal year was influenced by real and expected changes in U.S. interest rates, mortgage prepayments, and mortgage defaults. The year began in the midst of the U.S. Federal Reserve's attempt to stimulate economic growth through decreases in the Fed Funds rate. As a result, both short term and long term interest rates dropped. However, beginning in late December 1995, long term interest rates began to rise as investors' perception of future economic growth increased in conjunction with concerns of rising inflation brought about by an increase in the price of gold as well as other commodities. More recently, investors have tempered their expectations for future economic growth and interest rates have dropped from their high yields reached in mid-1996. During the year ended October 31, 1996, the U.S. two year treasury yield increased from 5.61% to 5.73%, an increase of 12 basis points, while the U.S. thirty year treasury yield increased from 6.33% to 6.64%, an increase of 31 basis points. Additionally, during the last months of 1995, the Trusts were somewhat hampered by credit and default risk on the balance of single-family, subordinated mortgage securities in the portfolio primarily backed by Southern California real estate.

The Trust improved its NAV stability by investing in higher-quality Agency issues. Currently, the majority of securities owned by the Trust include Agency adjustable rate mortgages, U.S. Treasuries, and short term Agency discount notes with relatively short durations. At year end, the majority of subordinated mortgage securities held by the Trust are multi-family mortgages located in New York and New Jersey.

However, as the Trusts have experienced an increase in the rate of redemptions, a portion of its assets will be invested in short term U.S. Government securities which has the effect of reducing yield.

Sincerely,

Astra Management Corp.

------------------

Astra Adjustable U.S. Government Securities Trusts invest all investable assets in the Astra Institutional Adjustable U.S. Government Securities Portfolio. The Portfolio seeks to achieve its investment objective by investing at least 65% of its assets in adjustable rate mortgage (ARM) securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities ('U.S. Government Mortgage Securities'). The Portfolio invests the remainder of its assets generally in mortgage securities that are issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages ('Multi-Class Residential Mortgage Securities'). The portion of assets invested in Subordinated Residential Mortgage Securities may entail greater risk than the portion invested in senior Mortgage Securities or U.S. Government Mortgage Securities.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

------

            MANAGEMENT DISCUSSION AND ANALYSIS
------------------------------

GENERAL ECONOMIC AND MARKET ENVIRONMENT

The Trust's performance during the past fiscal year was influenced by real and expected changes in U.S. interest rates, mortgage prepayments, and mortgage defaults. The Trust's year began in the midst of the U.S. Federal Reserve's attempt to stimulate economic growth through decreases in the Fed Funds rate. As a result, both short and long term interest rates dropped. However, beginning in late December 1995, long term interest rates began to rise as investors' perception of future economic growth increased in conjunction with concerns of rising inflation brought about by an increase in the price of gold as well as other commodities. More recently, investors have tempered their expectations for future economic growth and interest rates have dropped from high yields reached in mid-1996. During the twelve months ended October 31, 1996, the U.S. two year treasury yield increased from 5.61% to 5.73%, an increase of 12 basis points, while the U.S. thirty year treasury yield increased from 6.33% to 6.64%, an increase of 31 basis points.

ADJUSTABLE RATE MORTGAGE (ARM) MARKET

The market for adjustable rate mortgage securities was somewhat favorable during the fiscal year as investors were attracted to the relatively wide yield spread over U.S. Treasuries versus other short duration assets, such as short corporates and Agencies. One of the best performing sectors was GNMA ARMs as investors preferred their high liquidity and relatively cheap prices. During the majority of the fiscal year, it was preferential to hold higher coupon ARMs with a shorter duration in order to offset the effects of increasing interest rates on mortgage prices.

Over the past year, the adjustable rate subordinated mortgage market has experienced significant structural changes. Historically, the market consisted of structured mortgage securities packaged with whole loans, divided into different classes of securities with different cash flow, prepayment, and default characteristics (senior/subordinated structure). These securities were the type frequently purchased by the Trust in previous years. However, the market has now shifted away from this structure with very few new production securities of this type being created. The market is now driven by investors who prefer an original whole loan or an asset-backed security with overcollateralization, neither type of security which the Trust has owned.

The bulk of subordinated mortgage securities currently owned by the Trust are fixed-rate, multi-family subordinated mortgage securities. Over the past year, these types of securities have performed relatively well with rated-securities tightening by 0.50-1.00% versus treasuries. However, first loss and/or unrated securities are predominately purchased by real estate investors and demand relatively high yields (13-20%). The yield is impacted by factors such as loan seasoning, default history, interest payment history, LTV ratios, and final/expected maturity. As a final note, these securities are backed by properties primarily located in New York and New Jersey rather than Southern California.

------

ANALYSIS OF THE ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUSTS

As the prospectus outlines, the portfolio in which the Trusts are invested may purchase subordinated mortgage securities which have generally provided higher historical yields than U.S. Government securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. If real estate values hold stable or rise, subordinated mortgages generally provide attractive returns; however, if real estate values fall or remain at depressed levels, subordinated mortgages can fall sharply in price. Consequently, performance was significantly hampered during the first part of the fiscal year by credit and default problems on a number of subordinated mortgage securities primarily backed by real estate located in Southern California. Since late 1995, the portfolio has limited its exposure to these types of securities and as a result total return performance has improved.

Given the previously described scenarios in both the U.S. fixed income and subordinated mortgage markets, the major focus was to cautiously decrease exposure to subordinated mortgage securities with the potential for increases in defaults and delinquencies and selectively add U.S. Government Agency adjustable rate mortgages, such as higher coupon GNMA securities.

------

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I AND THE LEHMAN BROTHERS MUTUAL
    FUND SHORT (1-3) U.S. GOVERNMENT INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable U.S. Government Securities Trust I Shares underperformed the total return of the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index as well as the Lehman Brothers ARM Index. Note, however, that Lehman Indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one cannot invest in an index.

In the printed version there is a line graph which shows the plot points shown below:


Average Annual Total Returns
    October 31, 1996

1 Year       5 Year        Since Inception**
-0.81%       -0.24%            0.82%



                      Adjustable
                   U.S. Government      Lehman Brothers
                     Securities       Mutual Fund Short(1-3)    Lehman Brothers
                       Trust I        U.S. Government Index        ARM Index*
                   ---------------    ----------------------    ---------------
Inception               10000               10000
10/31/91                10601               10683
01/01/92                10772               10930                   10772
10/31/92                11294               11496                   11191
10/31/93                11786               12088                   11932
10/31/94                11028               12227                   11962
10/31/95                10159               13307                   13180
10/31/96                10476               14104                   14120


               Inception date of the Trust was February 21, 1991




                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

  * The Lehman Brothers ARM Index commenced on January 1, 1992. For comparison purposes, the initial amount applied to the ARM Index on its commencement date is equal to the value of the hypothetical Trust I account on such date. All securities in the ARM Index are government agency guaranteed.

 ** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

------

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A AND THE LEHMAN BROTHERS MUTUAL
    FUND SHORT (1-3) U.S. GOVERNMENT INDEX AND THE LEHMAN BROTHERS ARM INDEX


Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable U.S. Government Securities Trust I-A Shares underperformed the total return of the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index as well as the Lehman Brothers ARM Index. Note, however, that Lehman Indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one cannot invest in an index.


In the printed version there is a line graph which shows the plot points in the table below:


Average Annual Total Returns
     October 31, 1996

1 Year    Since Inception**
-0.49%         -1.04%




                  Adjustable U.S.           Lehman Brothers
                     Government        Mutual Fund Short (1-3)  Lehman Brothers
                Securities Trust I-A    U.S. Government Index      ARM Index*

Inception              10000                     10000               10000
10/31/92               10279                     10386               10297
10/31/93               10732                     10921               10980
10/31/94               10005                     11047               11007
10/31/95                9225                     12023               12127
10/31/96                9544                     12743               12993

                  Inception date of the Trust was May 19, 1992





                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

  * All securities in the ARM Index are government agency guaranteed.
 ** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

------

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II AND THE LEHMAN BROTHERS MUTUAL
    FUND SHORT (1-3) U.S. GOVERNMENT INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $10,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable U.S. Government Securities Trust II Shares underperformed the total return of the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index as well as the Lehman Brothers ARM Index. Note, however, that Lehman Indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one cannot invest in an index.


In the printed version there is a line graph which shows the plot points in the table below:



Average Annual Total Returns
    October 31, 1996

1 Year       Since Inception**
 0.20%           -0.57%



                      Adjustable           Lehman Brothers
                   U.S. Government     Mutual Fund Short (1-3)  Lehman Brothers
                  Securities Trust II   U.S. Government Index      ARM Index*

01/01/92                   9810                  10000               10000
10/31/92                  10338                  10518               10389
10/31/93                  10870                  11059               11077
10/31/94                  10191                  11187               11104
10/31/95                   9403                  12175               12235
10/31/96                   9720                  12904               13108

               Inception date of the Trust was November 27, 1991*


                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

  * The Lehman Brothers ARM Index commenced on January 1, 1992, six weeks after commencement of the Trust. Accordingly, the first six weeks of Trust performance is not shown above and the hypothetical comparison commenced on January 1, 1992. All securities in the ARM Index are government agency guaranteed.
 ** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

------

     COMPARISON OF THE CHANGE IN VALUE OF A $50,000 INVESTMENT IN THE ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV AND THE LEHMAN BROTHERS MUTUAL
    FUND SHORT (1-3) U.S. GOVERNMENT INDEX AND THE LEHMAN BROTHERS ARM INDEX

Based on a $50,000 initial investment, the graph below illustrates that the total return of the Astra Adjustable U.S. Government Securities Trust IV Shares underperformed the total return of the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index as well as the Lehman Brothers ARM Index. Note, however, that Lehman Indices have inherent performance advantages over any fund, since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. Of course, one cannot invest in an index.

In the printed version there is a line graph which shows the plot points in the table below:


Average Annual Total Returns
      October 31, 1996

1 Year        Since Inception**
 2.44%            -3.26%



                    Adjustable           Lehman Brothers
                  U.S. Government     Mutual Fund Short (1-3)   Lehman Brothers
                Securities Trust IV    U.S. Government Index      ARM Index*

Inception             50000                  50000                  50000
10/31/93              51002                  50931                  51210
10/31/94              47650                  51519                  51336
10/31/95              43482                  56068                  56563
10/31/96              44540                  59425                  60601

                  Inception date of the Trust was May 7, 1993


                        NOTE: INCLUDES ALL SALES CHARGES

Performance data represents past performance. Past performance is not predictive of future performance. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when redeemed, may be worth more or less than their original cost.

  * All securities in the Lehman Brothers ARM Index are government agency guaranteed.

 ** In the past, the Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduced operating expenses and increased total return to shareholders. Without these reductions, the total return would have been lower.

------

            TABLE OF CONTENTS
------------------------------

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I
  Statement of Assets and Liabilities......................................................................          10
  Statement of Operations..................................................................................          10
  Statement of Changes in Net Assets.......................................................................          11
  Financial Highlights.....................................................................................          12

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A
  Statement of Assets and Liabilities......................................................................          13
  Statement of Operations..................................................................................          13
  Statement of Changes in Net Assets.......................................................................          14
  Financial Highlights.....................................................................................          15

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
  Statement of Assets and Liabilities......................................................................          16
  Statement of Operations..................................................................................          16
  Statement of Changes in Net Assets.......................................................................          17
  Financial Highlights.....................................................................................          18

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
  Statement of Assets and Liabilities......................................................................          19
  Statement of Operations..................................................................................          19
  Statement of Changes in Net Assets.......................................................................          20
  Financial Highlights.....................................................................................          21

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUSTS
  Notes to Financial Statements............................................................................          22
  Report of Independent Certified Public Accountants.......................................................          27

ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO
  Portfolio of Investments.................................................................................          28
  Statement of Assets and Liabilities......................................................................          29
  Statement of Operations..................................................................................          29
  Statement of Changes in Net Assets.......................................................................          30
  Financial Highlights.....................................................................................          31
  Notes to Financial Statements............................................................................          32
  Report of Independent Certified Public Accountants.......................................................          36

------

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I
            STATEMENT OF ASSETS AND LIABILITIES
            OCTOBER 31, 1996
------------------------------

ASSETS:
  Investments in securities at value* (identified cost $58,217,809) (Notes 1, 2A and 3)............  $  48,593,777
  Dividends receivable from Portfolio..............................................................        284,128
  Prepaid expenses.................................................................................         63,309
                                                                                                     -------------
      Total Assets.................................................................................     48,941,214
                                                                                                     -------------
LIABILITIES:
  Payable for capital stock redeemed...............................................................        269,991
  Accrued expenses.................................................................................        117,410
                                                                                                     -------------
      Total Liabilities............................................................................        387,401
                                                                                                     -------------
NET ASSETS.........................................................................................  $  48,553,813
                                                                                                     -------------
                                                                                                     -------------
Net asset value per share ($48,553,813 divided by 8,836,190 shares) (Note 6).......................  $        5.49
                                                                                                     -------------
                                                                                                     -------------
At October 31, 1996 the components of net assets were as follows:
  Paid-in capital..................................................................................  $ 128,396,233
  Accumulated net realized loss on investments.....................................................    (70,218,388)
  Net unrealized depreciation of investments.......................................................     (9,624,032)
                                                                                                     -------------
      Net Assets...................................................................................  $  48,553,813
                                                                                                     -------------
                                                                                                     -------------

------------------
* Investments of Astra Adjustable U.S. Government Securities Trust I consist entirely of 627,990 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes is $58,217,809. See Notes 1 and 2A.

            STATEMENT OF OPERATIONS
            YEAR ENDED OCTOBER 31, 1996
------------------------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio.......................................................................  $   4,552,656
                                                                                                     -------------
  EXPENSES:
    Distribution expenses (Note 4A)................................................................        676,006
    Shareholder servicing costs....................................................................        395,270
    Insurance expense..............................................................................         93,388
    Administrative servicing costs (Note 5)........................................................         67,601
    Professional fees..............................................................................         50,437
    Registration fees..............................................................................         33,345
    Trustees' fees.................................................................................         23,299
    Reports to shareholders........................................................................         20,833
    Amortization of organization expense (Note 2D).................................................         17,099
    Miscellaneous expense..........................................................................          8,826
                                                                                                     -------------
      Total expenses...............................................................................      1,386,104
                                                                                                     -------------
        Net investment income......................................................................      3,166,552
                                                                                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments...............................................................    (13,042,726)
    Net change in unrealized depreciation of investments...........................................     11,835,902
                                                                                                     -------------
      Net loss on investments......................................................................     (1,206,824)
                                                                                                     -------------
        Net increase in net assets resulting from operations.......................................  $   1,959,728
                                                                                                     -------------
                                                                                                     -------------

                   See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I
            STATEMENT OF CHANGES IN  NET ASSETS
--------------------------------


                                                                                  YEAR ENDED        YEAR ENDED
                                                                               OCTOBER 31, 1996  OCTOBER 31, 1995
                                                                               ----------------  ----------------
OPERATIONS:
  Net investment income......................................................    $  3,166,552     $    6,883,140
  Net realized loss on investments...........................................     (13,042,726)       (40,720,703)
  Net change in unrealized depreciation of investments.......................      11,835,902         13,232,526
                                                                                 ------------     --------------
  Net increase (decrease) in net assets resulting from operations............       1,959,728        (20,605,037)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.246 and $0.254 per share,
    respectively)............................................................      (3,183,651)        (7,287,333)
  Distributions from paid-in capital ($0.013 and $0.037 per share,
    respectively)............................................................        (162,543)        (1,050,656)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................     (44,973,595)      (185,528,148)
                                                                                 ------------     --------------
      Total decrease in net assets...........................................     (46,360,061)      (214,471,174)
Net assets at the beginning of the period....................................      94,913,874        309,385,048
                                                                                 ------------     --------------
NET ASSETS at the end of the period..........................................    $ 48,553,813     $   94,913,874
                                                                                 ------------     --------------
                                                                                 ------------     --------------

------------------
(a) A summary of capital share transactions is as follows:


                                                      YEAR ENDED                       YEAR ENDED
                                                   OCTOBER 31, 1996                 OCTOBER 31, 1995
                                             -----------------------------  ---------------------------------
                                                SHARES          VALUE           SHARES            VALUE
                                             ------------  ---------------  ---------------  ----------------
Shares sold................................        55,038  $       305,886          168,878  $        965,700
Shares issued in reinvestment of
  distributions to shareholders............       314,016        1,728,337          755,068         4,387,623
Shares repurchased.........................    (8,541,584)     (47,007,818)     (32,491,157)     (190,881,471)
                                             ------------  ---------------  ---------------  ----------------
    Net decrease...........................    (8,172,530) $   (44,973,595)     (31,567,211) $   (185,528,148)
                                             ------------  ---------------  ---------------  ----------------
                                             ------------  ---------------  ---------------  ----------------


                   See Notes to Trusts' Financial Statements

------
   11

            ASTRA ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES TRUST I FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------

                                                                       YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------
                                                     1996         1995            1994          1993        1992
                                                     ----         ----            ----          ----        ----
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period............  $   5.580    $   6.370      $    7.150    $    7.290   $    7.370
                                                  ---------    ---------      ----------    ----------   ----------
Income (loss) from investment operations--
  Net investment income.........................      0.246        0.246 (c)       0.270         0.364        0.850
  Net realized and
    unrealized gain (loss) on
    investments.................................     (0.077)      (0.745)(c)      (0.715)       (0.055)       0.007
                                                  ---------    ---------      ----------    ----------   ----------
    Total from investment operations............      0.169       (0.499)         (0.445)        0.309        0.857
                                                  ---------    ---------      ----------    ----------   ----------
Less distributions--
  Distributions from net investment income......      0.246        0.254           0.321         0.418        0.850
  Distributions from paid-in
    capital.....................................      0.013        0.037           0.014         0.031        0.087
                                                  ---------    ---------      ----------    ----------   ----------
    Total distributions.........................      0.259        0.291           0.335         0.449        0.937
                                                  ---------    ---------      ----------    ----------   ----------
Net asset value, end of period..................  $   5.490    $   5.580      $    6.370    $    7.150   $    7.290
                                                  ---------    ---------      ----------    ----------   ----------
                                                  ---------    ---------      ----------    ----------   ----------
TOTAL RETURN (D)................................       3.13%       (8.28)%         (6.43)%        4.34%        6.55%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)....................................  $  48,554    $  94,914      $  309,385    $  675,810   $  783,527
Ratio to average net assets--
  Expenses......................................       2.05%(b)     1.55%(b)        1.22%(b)      1.29%(b)     1.32%(a)
  Net investment income.........................       4.68%        4.28%           3.92%         4.91%        6.57%(a)
Portfolio turnover rate.........................          7%           3%              3%            3%           8%

------------------

(a) Annualized.

(b) Ratio of expenses to average net assets excludes 0.94%, 0.86%, 0.62%, 0.61% and 0.64%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust I.

(c) Based upon average shares outstanding throughout the period.

(d) Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A
            STATEMENT OF ASSETS AND LIABILITIES
            OCTOBER 31, 1996
------------------------------

ASSETS:
  Investments in securities at value* (identified cost $43,638,869) (Notes 1, 2A and 3).............  $ 36,013,047
  Dividends receivable from Portfolio...............................................................       213,090
  Deferred organization expense (net of accumulated amortization of $82,007) (Note 2D)..............         5,310
  Prepaid expenses..................................................................................        47,923
                                                                                                      ------------
      Total Assets..................................................................................    36,279,370
                                                                                                      ------------
LIABILITIES:
  Payable for capital stock redeemed................................................................       137,411
  Accrued expenses..................................................................................        87,582
                                                                                                      ------------
      Total Liabilities.............................................................................       224,993
                                                                                                      ------------
NET ASSETS..........................................................................................  $ 36,054,377
                                                                                                      ------------
                                                                                                      ------------
Net asset value per share ($36,054,377 divided by 6,532,647 shares) (Note 6)........................  $       5.52
                                                                                                      ------------
                                                                                                      ------------
At October 31, 1996 the components of net assets were as follows:
  Paid-in capital...................................................................................  $ 84,918,863
  Accumulated net realized loss on investments......................................................   (41,238,664)
  Net unrealized depreciation of investments........................................................    (7,625,822)
                                                                                                      ------------
      Net Assets....................................................................................  $ 36,054,377
                                                                                                      ------------
                                                                                                      ------------

------------------
* Investments of Astra Adjustable U.S. Government Securities Trust I-A consist entirely of 465,406 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes is $43,638,869. See Notes 1 and 2A.

            STATEMENT OF OPERATIONS
            YEAR ENDED OCTOBER 31, 1996
------------------------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio........................................................................  $  3,292,006
                                                                                                      ------------
  EXPENSES:
    Distribution expenses (Note 4A).................................................................       488,925
    Shareholder servicing costs.....................................................................       245,744
    Insurance expense...............................................................................        64,103
    Administrative servicing costs (Note 5).........................................................        48,893
    Professional fees...............................................................................        31,382
    Registration fees...............................................................................        20,447
    Reports to shareholders.........................................................................        16,415
    Trustees' fees..................................................................................        14,629
    Amortization of organization expense (Note 2D)..................................................        12,031
    Miscellaneous expense...........................................................................         6,277
                                                                                                      ------------
      Total expenses................................................................................       948,846
                                                                                                      ------------
        Net investment income.......................................................................     2,343,160
                                                                                                      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments................................................................    (8,868,150)
    Net change in unrealized depreciation of investments............................................     8,011,039
                                                                                                      ------------
      Net loss on investments.......................................................................      (857,111)
                                                                                                      ------------
        Net increase in net assets resulting from operations........................................  $  1,486,049
                                                                                                      ------------
                                                                                                      ------------

                   See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IA
            STATEMENT OF CHANGES IN NET ASSETS
 --------------------------------

                                                                                 YEAR ENDED        YEAR ENDED
                                                                               OCTOBER 31, 1996  OCTOBER 31, 1995
                                                                               ----------------  ----------------
OPERATIONS:
  Net investment income......................................................    $  2,343,160     $    4,301,319
  Net realized loss on investments...........................................      (8,868,150)       (22,801,404)
  Net change in unrealized depreciation of investments.......................       8,011,039          6,044,252
                                                                               --------------     --------------
  Net increase (decrease) in net assets resulting from operations............       1,486,049        (12,455,833)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.255 and $0.252 per share,
    respectively)............................................................      (2,355,191)        (4,521,595)
  Distributions from paid-in capital ($0.012 and $0.033 per share,
    respectively)............................................................        (112,823)          (590,146)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................     (28,844,282)      (104,061,756)
                                                                               --------------     --------------
      Total decrease in net assets...........................................     (29,826,247)      (121,629,330)
Net assets at the beginning of the period....................................      65,880,624        187,509,954
                                                                               --------------     --------------
NET ASSETS at the end of the period..........................................    $ 36,054,377     $   65,880,624
                                                                               --------------     --------------
                                                                               --------------     --------------

------------------
(a) A summary of capital share transactions is as follows:


                                                      YEAR ENDED                       YEAR ENDED
                                                   OCTOBER 31, 1996                 OCTOBER 31, 1995
                                             -----------------------------  ---------------------------------
                                                SHARES          VALUE           SHARES            VALUE
                                             ------------  ---------------  ---------------  ----------------
Shares sold................................        84,641  $       473,520          519,411  $      3,050,567
Shares issued in reinvestment of
  distributions to shareholders............       222,200        1,227,892          446,584         2,597,827
Shares repurchased.........................    (5,528,219)     (30,545,694)     (18,589,063)     (109,710,150)
                                             ------------  ---------------  ---------------  ----------------
    Net decrease...........................    (5,221,378) $   (28,844,282)     (17,623,068) $   (104,061,756)
                                             ------------  ---------------  ---------------  ----------------
                                             ------------  ---------------  ---------------  ----------------



                   See Notes to Trusts' Financial Statements
 ------
   14

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IA
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------

                                                                                                  MAY 22, 1992
                                                                                                (COMMENCEMENT OF
                                                         YEAR ENDED OCTOBER 31,                   OPERATIONS) TO
                                             ------------------------------------------------       OCTOBER 31,
                                              1996         1995          1994           1993           1992
                                              ----         ----          ----           ----     ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...    $ 5.600       $ 6.380        $ 7.180        $ 7.310         $ 7.340
                                           -------       -------        -------        -------         -------

Income (loss) from investment
  operations--
  Net investment income................      0.255         0.246 (e)      0.256          0.355           0.207
  Net realized and
    unrealized loss on
    investments........................     (0.068)       (0.741)(e)     (0.726)        (0.041)         (0.004)
                                           -------       -------        -------        -------         -------
    Total from investment operations...      0.187        (0.495)        (0.470)         0.314           0.203
                                           -------       -------        -------        -------         -------
Less distributions--
  Distributions from net investment
    income.............................      0.255         0.252          0.308          0.410           0.207
  Distributions from paid-in
    capital............................      0.012         0.033          0.022          0.034           0.026
                                           -------       -------        -------        -------         -------
    Total distributions................      0.267         0.285          0.330          0.444           0.233
                                           -------       -------        -------        -------         -------
Net asset value, end of period.........    $ 5.520       $ 5.600        $ 6.380        $ 7.180         $ 7.310
                                           -------       -------        -------        -------         -------
                                           -------       -------        -------        -------         -------

TOTAL RETURN (F).......................       3.45%        (7.79)%        (6.77)%         4.53%           6.16%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................    $36,054       $65,881       $187,510       $378,912        $220,256
Ratio to average net assets--
  Expenses.............................       1.94%(b)      1.58%(b)       1.42%(b)       1.21%(b)        1.36%(a)(b)(c)
  Net investment income................       4.79%         4.27%          3.68%          4.81%           5.59%(a)(d)
Portfolio turnover rate................          7%            3%             3%             1%              0%

------------------
(a) Annualized.

(b) Ratio of expenses to average net assets excludes 0.94%, 0.86%, 0.62%, 0.61% and 0.64%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust I-A.

(c) Ratio of expenses to average net assets prior to expense waivers was 1.39%(a).

(d) Ratio of net investment income to average net assets prior to expense waivers was 5.56%(a).

(e) Based upon average shares outstanding throughout the period.

(f) Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
            STATEMENT OF ASSETS AND LIABILITIES
            OCTOBER 31, 1996
------------------------------

ASSETS:
  Investments in securities at value* (identified cost $3,672,032) (Notes 1, 2A and 3)...............  $ 3,227,023
  Dividends receivable from Portfolio................................................................       18,665
  Deferred organization expense (net of accumulated amortization of $91,079) (Note 2D)...............        1,356
  Prepaid expenses...................................................................................        4,165
                                                                                                       -----------
      Total Assets...................................................................................    3,251,209
                                                                                                       -----------
LIABILITIES:
  Accrued expenses...................................................................................        9,544
                                                                                                       -----------
NET ASSETS...........................................................................................  $ 3,241,665
                                                                                                       -----------
                                                                                                       -----------
COMPUTATION OF OFFERING PRICE:
  Net asset value and redemption price per share ($3,241,665 divided by 582,070 shares)..............  $      5.57
                                                                                                       -----------
                                                                                                       -----------
  Offering price per share (100/97 of $5.57)(a)......................................................  $      5.74
                                                                                                       -----------
                                                                                                       -----------
At October 31, 1996 the components of net assets were as follows:
  Paid-in capital....................................................................................  $ 8,102,533
  Accumulated net realized loss on investments.......................................................   (4,415,859)
  Net unrealized depreciation of investments.........................................................     (445,009)
                                                                                                       -----------
      Net Assets.....................................................................................  $ 3,241,665
                                                                                                       -----------
                                                                                                       -----------

------------------
* Investments of Astra Adjustable U.S. Government Securities Trust II consist entirely of 41,704 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes is $3,672,032. See Notes 1 and 2A.

(a) On investments of $100,000 or more the offering price is reduced.

            STATEMENT OF OPERATIONS
            YEAR ENDED OCTOBER 31, 1996
------------------------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio.........................................................................  $   269,751
                                                                                                       -----------
  EXPENSES:
    Shareholder servicing costs......................................................................       20,202
    Amortization of organization expense (Note 2D)...................................................       18,914
    Registration fees................................................................................       10,541
    Distribution expenses (Note 4B)..................................................................       10,033
    Insurance expense................................................................................        5,283
    Professional fees................................................................................        4,086
    Administrative servicing costs (Note 5)..........................................................        4,013
    Miscellaneous expense............................................................................        1,964
    Reports to shareholders..........................................................................        1,179
    Trustees' fees...................................................................................          982
                                                                                                       -----------
      Total expenses.................................................................................       77,197
                                                                                                       -----------
        Net investment income........................................................................      192,554
                                                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments.................................................................     (484,867)
    Net change in unrealized depreciation of investments.............................................      416,752
                                                                                                       -----------
      Net loss on investments........................................................................      (68,115)
                                                                                                       -----------
        Net increase in net assets resulting from operations.........................................  $   124,439
                                                                                                       -----------
                                                                                                       -----------

                   See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
            STATEMENT OF CHANGES IN NET ASSETS
 --------------------------------


                                                                                  YEAR ENDED        YEAR ENDED
                                                                               OCTOBER 31, 1996  OCTOBER 31, 1995
                                                                               ----------------  ----------------
OPERATIONS:
  Net investment income......................................................    $    192,554      $    320,624
  Net realized loss on investments...........................................        (484,867)       (1,281,838)
  Net change in unrealized depreciation of investments.......................         416,752           139,950
                                                                                 ------------      ------------
  Net increase (decrease) in net assets resulting from operations............         124,439          (821,264)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.285 and $0.260 per share,
    respectively)............................................................        (211,468)         (339,005)
  Distributions from paid-in capital ($0.042 per share)......................              --           (55,052)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................      (1,804,879)       (6,009,841)
                                                                                 ------------      ------------
      Total decrease in net assets...........................................      (1,891,908)       (7,225,162)
Net assets at the beginning of the period....................................       5,133,573        12,358,735
                                                                                 ------------      ------------
NET ASSETS at the end of the period..........................................    $  3,241,665      $  5,133,573
                                                                                 ------------      ------------
                                                                                 ------------      ------------

------------------
(a) A summary of capital share transactions is as follows:


                                                           YEAR ENDED                    YEAR ENDED
                                                        OCTOBER 31, 1996              OCTOBER 31, 1995
                                                   --------------------------  -------------------------------
                                                     SHARES        VALUE           SHARES           VALUE
                                                   ----------  --------------  --------------  ---------------
Shares sold......................................      20,757  $      115,608          68,732  $       404,493
Shares issued in reinvestment of distributions to
  shareholders...................................      27,146         151,488          45,988          270,443
Shares repurchased...............................    (371,131)     (2,071,975)     (1,119,210)      (6,684,777)
                                                     --------  --------------      ----------  ---------------
    Net decrease.................................    (323,228) $   (1,804,879)     (1,004,490) $    (6,009,841)
                                                     --------  --------------      ----------  ---------------
                                                     --------  --------------      ----------  ---------------


                   See Notes to Trusts' Financial Statements

 ------
   17

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------



                                                                                                      NOVEMBER 27, 1991
                                                                                                      (COMMENCEMENT OF
                                                           YEAR ENDED OCTOBER 31,                      OPERATIONS) TO
                                           -----------------------------------------------------         OCTOBER 31,
                                               1996          1995           1994          1993               1992
                                            ---------      ---------     ---------     ---------          ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period......  $   5.670      $   6.470     $   7.240     $   7.320          $    7.350
Income (loss) from investment operations--
  Net investment income...................      0.285          0.251 (e)     0.293         0.410               0.505
  Net realized and
    unrealized loss on
    investments...........................     (0.100)        (0.749)(e)    (0.730)       (0.044)             (0.033)
                                            ---------      ---------     ---------     ---------          ----------
    Total from investment operations......      0.185         (0.498)       (0.437)        0.366               0.472
                                            ---------      ---------     ---------     ---------          ----------
Less distributions--
  Distributions from net investment
    income................................      0.285          0.260         0.303         0.415               0.502
  Distributions from realized gains on
    investments...........................         --            --            --          0.003                --
  Distributions from paid-in
    capital...............................         --          0.042         0.030         0.028                --
                                            ---------      ---------     ---------     ---------          ----------
    Total distributions...................      0.285          0.302         0.333         0.446               0.502
                                            ---------      ---------     ---------     ---------          ----------
Net asset value, end of period............  $   5.570      $   5.670     $   6.470     $   7.240          $    7.320
                                            ---------      ---------     ---------     ---------          ----------
                                            ---------      ---------     ---------     ---------          ----------
TOTAL RETURN (F)..........................       3.38%         (7.74)%       (6.25)%        5.12%               7.13%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..............................  $   3,242      $   5,134     $  12,359     $  98,888          $   88,901
Ratio to average net assets--
  Expenses................................       1.92%(b)       1.57%(b)      0.76%(b)      0.51%(b)            0.57%(a)(b)(c)
  Net investment income...................       4.80%          4.27%         4.27%         5.57%               7.09%(a)(d)
Portfolio turnover rate...................         10%             7%           12%           79%                 97%

------------------
(a) Annualized.

(b) Ratio of expenses to average net assets excludes 0.94%, 0.86%, 0.62%, 0.61% and 0.64%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust II.

(c) Ratio of expenses to average net assets prior to expense waivers was 0.59%(a).

(d) Ratio of net investment income to average net assets prior to expense waivers was 7.07%(a).

(e) Based upon average shares outstanding throughout the period.

(f) Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
            STATEMENT OF ASSETS AND LIABILITIES
            OCTOBER 31, 1996
------------------------------

ASSETS:
  Investments in securities at value* (identified cost $1,707,278) (Notes 1, 2A and 3)...............  $ 1,465,615
  Dividends receivable from Portfolio................................................................        8,516
  Deferred organization expense (net of accumulated amortization of $36,838) (Note 2D)...............       15,907
  Prepaid expenses...................................................................................        2,137
                                                                                                       -----------
      Total Assets...................................................................................    1,492,175
                                                                                                       -----------
LIABILITIES:
  Accrued expenses...................................................................................        6,784
                                                                                                       -----------
NET ASSETS...........................................................................................  $ 1,485,391
                                                                                                       -----------
                                                                                                       -----------
Net asset value per share ($1,485,391 divided by 268,921 shares) (Note 6)............................  $      5.52
                                                                                                       -----------
                                                                                                       -----------
At October 31, 1996 the components of net assets were as follows:
  Paid-in capital....................................................................................  $ 6,081,557
  Accumulated net realized loss on investments.......................................................   (4,354,503)
  Net unrealized depreciation of investments.........................................................     (241,663)
                                                                                                       -----------
      Net Assets.....................................................................................  $ 1,485,391
                                                                                                       -----------
                                                                                                       -----------


------------------
* Investments of Astra Adjustable U.S. Government Securities Trust IV consist entirely of 18,941 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes is $1,707,278. See Notes 1 and 2A.

            STATEMENT OF OPERATIONS
            YEAR ENDED OCTOBER 31, 1996
------------------------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio.........................................................................  $   144,307
                                                                                                       -----------
  EXPENSES:
    Distribution expenses (Note 4B)..................................................................       12,924
    Registration fees................................................................................       12,147
    Amortization of organization expense (Note 2D)...................................................       10,553
    Shareholder servicing costs......................................................................        8,177
    Reports to shareholders..........................................................................        4,851
    Insurance expense................................................................................        3,180
    Professional fees................................................................................        2,979
    Administrative servicing costs (Note 5)..........................................................        2,154
    Miscellaneous expense............................................................................        1,247
    Trustees' fees...................................................................................          457
                                                                                                       -----------
      Total expenses.................................................................................       58,669
                                                                                                       -----------
        Net investment income........................................................................       85,638
                                                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments.................................................................     (415,658)
    Net change in unrealized depreciation of investments.............................................      376,638
                                                                                                       -----------
      Net loss on investments........................................................................      (39,020)
                                                                                                       -----------
        Net increase in net assets resulting from operations.........................................  $    46,618
                                                                                                       -----------
                                                                                                       -----------


                   See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
            STATEMENT OF CHANGES IN NET ASSETS
------------------------------


                                                                                  YEAR ENDED        YEAR ENDED
                                                                               OCTOBER 31, 1996  OCTOBER 31, 1995
                                                                               ----------------  ----------------
OPERATIONS:
  Net investment income......................................................   $       85,638    $      197,855
  Net realized loss on investments...........................................         (415,658)       (1,626,315)
  Net change in unrealized depreciation of investments.......................          376,638           691,045
                                                                                --------------    --------------
  Net increase (decrease) in net assets resulting from operations............           46,618          (737,415)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.237 and $0.218 per share,
     respectively)...........................................................          (96,191)         (208,389)
  Distributions from paid-in capital ($0.016 and $0.087 per share,
     respectively)...........................................................           (6,670)          (82,655)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
     outstanding shares (a)..................................................       (1,329,010)       (8,666,396)
                                                                                --------------    --------------
       Total decrease in net assets..........................................       (1,385,253)       (9,694,855)
Net assets at the beginning of the period....................................        2,870,644        12,565,499
                                                                                --------------    --------------
NET ASSETS at the end of the period..........................................   $    1,485,391    $    2,870,644
                                                                                --------------    --------------
                                                                                --------------    --------------


------------------
(a) A summary of capital share transactions is as follows:


                                                           YEAR ENDED                    YEAR ENDED
                                                        OCTOBER 31, 1996              OCTOBER 31, 1995
                                                   --------------------------  -------------------------------
                                                     SHARES        VALUE           SHARES           VALUE
                                                   ----------  --------------  --------------  ---------------
Shares sold......................................          --  $           --          28,558  $       169,566
Shares issued in reinvestment of distributions to
  shareholders...................................       9,516          52,864          30,623          181,378
Shares repurchased...............................    (249,371)     (1,381,874)     (1,481,273)      (9,017,340)
                                                   ----------  --------------  --------------  ---------------
     Net decrease................................    (239,855) $   (1,329,010)     (1,422,092) $    (8,666,396)
                                                   ----------  --------------  --------------  ---------------
                                                   ----------  --------------  --------------  ---------------

                   See Notes to Trusts' Financial Statements
------
   20

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------


                                                                                                  MAY 7, 1993
                                                                                               (COMMENCEMENT OF
                                                               YEAR ENDED OCTOBER 31,            OPERATIONS) TO
                                                      ---------------------------------------       OCTOBER 31,
                                                        1996          1995            1994             1993
                                                      ---------     ---------       ---------      ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period................  $   5.640     $   6.510       $   7.310       $    7.350
                                                      ---------     ---------       ---------       ----------
Income (loss) from investment operations--
  Net investment income.............................      0.237         0.211 (e)       0.300            0.171
  Net realized and
    unrealized loss on
    investments.....................................     (0.104)       (0.776)(e)      (0.764)          (0.025)
                                                      ---------     ---------       ---------       ----------
    Total from investment operations................      0.133        (0.565)         (0.464)           0.146
                                                      ---------     ---------       ---------       ----------
Less distributions--
  Distributions from net investment income..........      0.237         0.218           0.302            0.172
  Distributions from paid-in
    capital.........................................      0.016         0.087           0.034            0.014
                                                      ---------     ---------       ---------       ----------
    Total distributions.............................      0.253         0.305           0.336            0.186
                                                      ---------     ---------       ---------       ----------
Net asset value, end of period......................  $   5.520     $   5.640       $   6.510       $    7.310
                                                      ---------     ---------       ---------       ----------
                                                      ---------     ---------       ---------       ----------
TOTAL RETURN (F)....................................       2.44%        (8.75)%         (6.57)%           4.11%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)........................................  $   1,485     $   2,871       $  12,565       $   78,145
Ratio to average net assets--
  Expenses..........................................       2.72%(b)      2.19%(b)(c)     0.85%(b)(c)      0.45%(a)(b)(c)
  Net investment income.............................       3.98%         3.64%(d)        4.23%(d)         4.71%(a)(d)
Portfolio turnover rate.............................          7%            6%             21%               3%

------------------
(a) Annualized.

(b) Ratio of expenses to average net assets excludes 0.94%, 0.86%, 0.62%, and 0.61%, respectively, of expenses of the Portfolio, which reduced dividends paid to Trust IV.

(c) Ratio of expenses to average net assets prior to expense waivers were 2.22%, 1.06% and 0.76%(a), respectively.

(d) Ratio of net investment income to average net assets prior to expense waivers were 3.61%, 4.02% and 4.40%(a).

(e) Based upon average shares outstanding throughout the period.

(f) Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUSTS
            NOTES TO FINANCIAL STATEMENTS
            OCTOBER 31, 1996
------------------------------

NOTE 1 -- ORGANIZATION

Astra Strategic Investment Series (the 'Company') is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. On September 15, 1994 the Company's shareholders approved a change in the Company's Declaration of Trust to permit the creation of additional classes of shares of each of the Trust's series. Currently, the Company has authorized an unlimited number of shares of beneficial interest without par value and at October 31, 1996 offered a single class of shares in seven series: Astra Adjustable Rate Securities Trust I, I-A and IV (collectively, the 'Astra Adjustable Rate Securities Trusts'), Astra Adjustable U.S. Government Securities Trust I, I-A, II and IV (collectively, the 'Astra Adjustable U.S. Government Securities Trusts' or the 'Trusts'), all of which are non-diversified series.

The Trusts' investment objective is to seek high current income consistent with low volatility of principal. The Trusts' seek to achieve this objective by investing all of its investable assets in the Astra Institutional Adjustable U.S. Government Securities Portfolio (the 'Portfolio'), a non-diversified series of Astra Institutional Securities Trust ('AIST') with the same investment objective as the Trusts. The Portfolio seeks to achieve its investment objective by investing at least 65% of its assets in adjustable rate mortgage securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio invests the remainder of its assets generally in mortgage securities issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages. The Portfolio and Trusts have experienced a reduction in net asset values per share due to adverse market conditions for adjustable rate mortgage securities, including subordinated residential mortgage securities. Although Astra Management Corp. (the 'Manager') believes that under normal market conditions the Portfolio's and Trusts' investment objective can be achieved, there can be no assurance that the adverse market conditions will not continue. In addition, as the Trusts have experienced a high rate of shareholders redemptions, cash and cash equivalents have been maintained in order to meet such redemptions, which has the effect of reducing yield. The Manager intends to maintain this position until such time as the market for subordinated residential mortgage securities normalizes and redemption rates stabilize. There can be no assurance that the Trusts' or Portfolio's investment objective will be achieved.

The value of the Trusts' investment in shares of the Portfolio reflects their proportionate interest in the net assets of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included in this report and should be read in conjunction with the financial statements of the Trusts.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  A. SECURITY VALUATION. The investment policy of the Trusts is to invest in shares of the Portfolio. Shares of the Portfolio held by the Trusts are valued at the net asset value then determined by the Portfolio. A valuation committee of the Board of Trustees of AIST is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations for securities held by the Portfolio. AIST considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at

------
     which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotations and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees of AIST, which procedures may include the delegation of certain responsibilities regarding valuation to the Manager. The Manager reports, as necessary, to the Trustees of AIST regarding portfolio valuation determinations.

     Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis by the Portfolio when the Trustees of AIST have determined that amortized cost is fair value.

  B. FEDERAL INCOME TAXES. The Trusts intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

  C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions of the Portfolio and Trusts are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders of the Portfolio from net investment income are declared daily and paid or reinvested monthly. Dividends to Shareholders of the Trusts from net investment income are declared and paid or reinvested monthly. Discounts and premiums on Portfolio debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

  D. DEFERRED ORGANIZATION EXPENSES. All of the expenses incurred in connection with the organization of the Trusts are being borne ratably by the Trusts and are being amortized on a straight-line basis over periods of five years from the date of commencement of operations.

  E. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENTS

At October 31, 1996 the Portfolio held subordinated residential mortgage securities which the Valuation Committee of the Board of Trustees of AIST has determined to be illiquid. These securities are valued at $1,043,924 (representing 1.2% of the Portfolio's net assets). The fair value of these securities is determined under procedures approved by the Board of Trustees of AIST in the absence of readily ascertainable market values.

For the year ended October 31, 1996 the cost of purchases and the proceeds from sales of investments in the Portfolio were as follows:


                            PURCHASES        SALES
                          -------------  --------------
Trust I.................  $   4,763,731  $   50,212,692
Trust I-A...............      3,568,110      32,738,706
Trust II................        384,411       2,233,205
Trust IV................        148,843       1,588,582


------

At October 31, 1996 the Trusts had capital loss carryforwards for federal income tax purposes as follows:

                            CAPITAL LOSS      EXPIRES
                            CARRYFORWARD    OCTOBER 31,
                           --------------  -------------
Trust I..................  $      534,000       1999
                                   14,000       2000
                                7,926,000       2002
                               48,702,000       2003
                               13,042,000       2004
                           --------------
                           $   70,218,000
                           --------------
                           --------------
Trust I-A................  $    4,253,000       2002
                               28,118,000       2003
                                8,868,000       2004
                           --------------
                           $   41,239,000
                           --------------
                           --------------
Trust II.................  $    2,284,000       2002
                                1,647,000       2003
                                  485,000       2004
                           --------------
                           $    4,416,000
                           --------------
                           --------------
Trust IV.................  $    1,896,000       2002
                                2,043,000       2003
                                  416,000       2004
                           --------------
                           $    4,355,000
                           --------------
                           --------------

NOTE 4 -- DISTRIBUTION PLANS

  A. TRUST I AND TRUST I-A DISTRIBUTION PLANS. Trust I and Trust I-A have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act (the 'Distribution Plans'), whereby they will provide daily compensation to Astra Fund Distributors Corp., the Trusts' principal underwriter (the 'Principal Underwriter') in the form of sales commissions equal to 4% of the amount received by Trust I for each share sold and 5% of the amount received by Trust I-A for each share sold (excluding reinvestment of dividends and distributions) plus an interest fee calculated by applying the rate of 1% over prime rate to the outstanding balance of Uncovered Distribution Charges. Daily compensation payments will be made monthly and are limited to an annual rate of 0.75% of each Trust's daily net assets. During the year ended October 31, 1996 the Principal Underwriter earned daily compensation of $507,005 from Trust I and $366,694 from Trust I-A. At October 31, 1996 Uncovered Distribution Charges (cumulative sales commissions and interest fees reduced by cumulative daily compensation and contingent deferred sales charges paid to the Principal Underwriter) were $11,621,801 for Trust I and $9,681,679 for Trust I-A.

     On August 5, 1994 the shareholders of Trust I and Trust I-A approved changes to their respective distribution plans to provide a method by which a proportionate amount of Uncovered Distribution Charges will be transferred from the Trusts upon exchanges to other mutual funds for which Astra Fund Distributions Corp. serves as Principal Underwriter and which have substantially the same contingent deferred sales charge structure and distribution plan.

     Pursuant to the requirements of the Securities and Exchange Commission the daily compensation (sales commission) payments to the Principal Underwriter pursuant to the Distribution Plan must be reflected as operating expenses of Trust I and Trust I-A. For periods through December 31, 1994 these payments were treated as capital transactions and were not deducted for Federal income tax purposes.

     The Distribution Plans also provide for monthly payments to the Principal Underwriter of a trail or maintenance fee in an amount equal to an annual rate of 0.25% of the daily net assets of Trust I and Trust I-A. During the year ended October 31, 1996 the Principal Underwriter earned maintenance fees of $169,001 from Trust I and $122,231 from Trust I-A.

  B. TRUST II AND TRUST IV DISTRIBUTION PLANS. Trust II and Trust IV have adopted distribution plans pursuant to rule 12b-1 under the 1940 Act (the 'Distribution Plans'), whereby Trust II may pay up to a maximum annual rate of 0.25% of its

------
     average daily net assets and Trust IV may pay up to a maximum annual rate of 0.60% of its average daily net assets to the Principal Underwriter as reimbursement for expenses incurred in the distribution of the shares of Trust II and Trust IV. Pursuant to the Distribution Plans, the Principal Underwriter is entitled to reimbursement each month (up to a maximum of 0.25% of Trust II's daily net assets and 0.60% of Trust IV's daily net assets) for its actual expenses incurred in the distribution and promotion of Trust II's and Trust IV's shares, including the printing of prospectuses used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution related expenses, including any distribution or service fees paid to security dealers and others who have executed a distribution or service agreement with the Principal Underwriter. The Distribution Plans provide that the Principal Underwriter may include as distribution expenses a portion of its overhead expenses directly attributable to the distribution of Trust II's and Trust IV's shares, including personnel and out-of-pocket costs. The Distribution Plans permit the Principal Underwriter to carryforward for a maximum of three years (without carrying charges) distribution expenses covered by the Distribution Plans for which it has not yet received reimbursement. At October 31, 1996, the Principal Underwriter had incurred $1,199,658 of distribution expenses in excess of amounts currently reimbursable by Trust II and $673,700 of distribution expenses in excess of amounts currently reimbursable by Trust IV. During the year ended October 31, 1996, the Principal Underwriter received distribution expense reimbursements of $10,033 from Trust II and $12,924 from Trust IV. Distribution expenses incurred by the Principal Underwriter included $1,084 and $581 for the salaries and related costs of certain of its employees involved in the sales of Trust II's and Trust IV's shares, respectively.

NOTE 5 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trusts invest substantially all of their assets in the Portfolio, which has the same investment objective as each of the Trusts. The Trustees of AIST establish the Portfolio's investment policies and supervise and review the operations and management of the Portfolio. For furnishing the Portfolio with investment advice and investment management and administrative services with respect to the Portfolio's assets, including making specific recommendations as to the purchase and sale of portfolio securities, furnishing requisite office space and personnel, and in general supervising and managing the Portfolio's investments subject to the ultimate supervision and direction of AIST's Trustees, the Manager is paid monthly a fee equal to 0.55% per annum of the first $500 million of average daily net assets of the Portfolio. The annual rate is reduced to 0.50% on net assets from $500 million to $1 billion and to 0.45% on net assets over $1 billion. The management fees paid by the Portfolio to the Manager are expenses of the Portfolio and reduce the net investment income available for distribution by the Portfolio to the Trusts. The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expense limitations applicable under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Manager to reimburse the Portfolio and Trusts to the extent required so that the Portfolio's and Trust's expenses, as described above, for any fiscal year do not exceed 2.50% of the first $30 million of average net assets, 2.00% of the next $70 million of average net assets and 1.50% of the remaining average net assets. The amount of any such required reimbursement, however, is limited to the management fees paid by the Portfolio to the Manager. Expenses for purposes of these expenses limitations include the management fee, but exclude distribution expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation paid or incurred by the Trusts or the Portfolio.

------

The Trusts have retained Atlas Holdings Group Inc. (the 'Administrator') to provide administration for the Trusts pursuant to an administration agreement. These administrative services include supervising the preparation and filing of all documents required for compliance by the Trusts with applicable laws and regulations, supervising the maintenance of books and records and other general and administrative responsibilities. For providing these services the Administrator receives a fee equal to 0.10% of each Trust's average daily net assets.

Certain officers and trustees of the Company are also officers and/or directors/trustees of AIST, the Administrator, the Manager, and the Principal Underwriter.

NOTE 6 -- EARLY WITHDRAWAL CHARGES

Shares of Trust I, Trust I-A and Trust IV which are redeemed may be subject to a contingent deferred sales charge. The contingent deferred sales charge is not imposed on shares acquired through the reinvestment of dividends and distributions or on the appreciation of the value of shares acquired over their purchase price. Redemption proceeds are applied first against shares not subject to the contingent deferred sales charge for purposes of calculating such charge. The contingent deferred sales charges are paid by the redeeming shareholder to the Principal Underwriter at the time of redemption. The contingent deferred sales charges for Trust I and Trust I-A are imposed at the rate of 4% for redemptions in the first year after purchase, declining to 3%, 2%, and 1% in the second, third and fourth years, respectively. The contingent deferred sales charges for Trust IV are imposed at the rate of 0.25% of redemptions within 3 months of the date of purchase. During the year ended October 31, 1996 the Principal Underwriter received contingent deferred sales charges of $98,152 from redemptions of Trust I shares, $331,976 from redemptions of Trust I-A shares, and $-0- from redemptions of Trust IV shares.

NOTE 7 -- LEGAL MATTERS

Between December 1994 and July 1995, various complaints have been filed by certain shareholders of the Astra Adjustable U.S. Government Securities Trusts and the Astra Adjustable Rate Securities Trusts (collectively, the 'Astra Trusts') in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, AIST and certain of its officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and, Atlas Holdings Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as 'In re Pilgrim Securities Litigation.'

The complaints allege violations of the Securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the Portfolios of AIST. The complaints seek relief measured by the consideration each shareholder paid for shares of the Astra Trusts with interest thereon, less the amount of income received thereon, or in the event the shareholder no longer owns such shares, for damages, plus interest. Management of the Company believes the complaints are without merit and intends, and has been advised that each of the other defendants intends, to vigorously defend these actions.

On December 18, 1996, the Court granted preliminary approval of a tentative class action settlement which would result in dismissal of the class actions with prejudice. The tentative settlement would not have a material adverse effect upon the financial condition of the Astra Trusts or the Portfolios. The tentative settlement, however, is subject to final court approval, among other things, and the defendants have the option of terminating the settlement under certain conditions. Accordingly, the ultimate outcome of these matters cannot presently be determined and the Astra Trusts have made no provision for any losses which may result from settlement of these complaints.

------

            REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
------------------------------

To the Shareholders of Astra Adjustable U.S. Government Securities
Trust I, I-A, II and IV, and the Trustees of Astra Strategic Investment Series San Diego, California

We have audited the statements of assets and liabilities of Astra Adjustable U.S. Government Securities Trust I, I-A, II and IV (each a series of shares of beneficial interest of Astra Strategic Investment Series), as of October 31, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astra Adjustable U.S. Government Securities Trust I, I-A, II and IV as of October 31, 1996, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon, in conformity with generally accepted accounting principles.

                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 19, 1996, except for the third paragraph of Note 7 as to which the date is December 18, 1996.

------

            ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO PORTFOLIO OF INVESTMENTS AS OF OCTOBER 31, 1996
------------------------------


                                                                                                                   MARKET
 PRINCIPAL                                                                              INTEREST                   VALUE
   AMOUNT                                                                                 RATE*     MATURITY     (NOTE 2A)
------------             ADJUSTABLE RATE MORTGAGE SECURITIES: 87.7%                   -----------  ---------  --------------
                         U.S. GOVERNMENT AGENCIES: 86.5%
  $3,996,640             Federal Home Loan Mtge. Corp., Pool 845249..................      7.794%    11/01/22  $    4,117,178
   8,970,299             Federal Home Loan Mtge. Corp., Pool 845915..................      7.718%    10/01/29       9,301,079
   4,609,545             Federal Home Loan Mtge. Corp., Pool 635244..................      7.458%    03/01/25       4,727,665
   6,928,383             Federal National Mtge. Assoc., Pool 124666..................      7.695%    01/01/23       7,114,583
   2,475,000             Federal National Mtge. Assoc., Pool 190880..................      6.099%    11/01/28       2,465,719
   4,667,082             Government National Mtge. Assoc., Pool 8565.................      7.000%    12/20/24       4,764,064
   4,387,239             Government National Mtge. Assoc., Pool 8730.................      7.500%    10/20/25       4,480,468
   5,043,771             Government National Mtge. Assoc., Pool 8777.................      7.000%    12/20/25       5,144,646
   7,626,692             Government National Mtge. Assoc., Pool 8793.................      7.000%    01/20/26       7,783,993
   5,258,403             Government National Mtge. Assoc., Pool 8818.................      7.000%    02/20/26       5,366,858
   4,268,731             Government National Mtge. Assoc., Pool 8963.................      7.500%    08/20/26       4,386,121
   3,589,981             Government National Mtge. Assoc., Pool 8984.................      7.500%    09/20/26       3,687,018
   5,940,000             Government National Mtge. Assoc., Pool 8991.................      6.500%    10/20/26       6,010,538
   7,734,679             Government National Mtge. Assoc., Pool 80001................      7.500%    10/20/26       7,935,301
                                                                                                               --------------
                         Total U.S. Government Agencies..............................                              77,285,231
                                                                                                               --------------
                         SUBORDINATED RESIDENTIAL MORTGAGE SECURITIES: 1.2%
  11,443,856  (R)(I)     Coast Federal Savings Bank 1991-1...........................      1.421%    06/01/20       1,017,897
   5,189,386  (R)(I)     Coast Federal Savings Bank 1991-2, Class B-1................      0.552%    11/25/21          24,366
  15,966,657  (R)(I)     Paine Webber Mortgage Acceptance Corp. 1991-1,
                           Class B...................................................      0.000%    02/21/21           1,661
                                                                                                               --------------
                         Total Subordinated Residential Mortgage
                                 Securities..........................................                               1,043,924
                                                                                                               --------------
                         Total Adjustable Rate Mortgage Securities
                                 (Cost $107,682,619).................................                              78,329,155
                                                                                                               --------------
                         FIXED RATE MORTGAGE SECURITIES: 10.6%
                         SUBORDINATED RESIDENTIAL MORTGAGE SECURITIES: 10.6%
   7,968,857  (R)        Citibank NA Multi Family 1992-1, Class B....................      8.625%    04/20/00       4,666,084
   7,771,780  (R)        USGI Capital Markets Group Inc. Multi Family 1992-1.........      8.500%    09/30/07       4,802,805
                                                                                                               --------------
                         Total Fixed Rate Mortgage Securities
                                 (Cost $13,132,180)..................................                               9,468,889
                                                                                                               --------------
                         SHORT-TERM SECURITIES: 1.2%
                         U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 1.2%
   1,100,000             Student Loan Mtge. Assoc., Discount Note
                             (Cost $1,099,831).......................................      5.530%    11/01/96       1,100,000
                                                                                                               --------------
                         Total Investments in Securities (Cost $121,914,630**)....................      99.5%      88,898,044
                         Other Assets in Excess of Liabilities -- Net.............................       0.5%         454,466
                                                                                                    ---------  --------------
                         Total Net Assets.........................................................     100.0%  $   89,352,510
                                                                                                    ---------  --------------
                                                                                                    ---------  --------------

------------------
(R) Restricted securities (See Note 3).
(I)  Illiquid securities (See Note 3).
  * Rates shown are as of October 31, 1996. Interest rates on adjustable rate mortgage securities reset periodically.
 ** Cost for Federal income tax purposes is $121,914,630 and net unrealized depreciation consists of:

              Gross Unrealized Appreciation........................................................             $      292,162
              Gross Unrealized Depreciation........................................................                (33,308,748)
                                                                                                                --------------
              Net Unrealized Depreciation..........................................................             $  (33,016,586)
                                                                                                                --------------
                                                                                                                --------------

                       See Notes to Financial Statements
------

            ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES
            OCTOBER 31, 1996
------------------------------

ASSETS:
  Investments in securities at value (identified cost $121,914,630) (Notes 2A and 3)...............  $  88,898,044
  Cash.............................................................................................         42,733
  Receivables:
    Interest.......................................................................................        701,180
    Principal repayments...........................................................................        335,395
  Deferred organization expense (net of accumulated amortization of $82,156)(Note 2E)..............          1,047
                                                                                                     -------------
      Total Assets.................................................................................     89,978,399
                                                                                                     -------------
LIABILITIES:
  Accrued expenses.................................................................................        101,183
  Distributions payable to Trusts..................................................................        524,706
                                                                                                     -------------
      Total Liabilities............................................................................        625,889
                                                                                                     -------------
NET ASSETS.........................................................................................  $  89,352,510
                                                                                                     -------------
                                                                                                     -------------
Net asset value per share ($89,352,510 divided by 1,154,727 shares)................................  $       77.38
                                                                                                     -------------
                                                                                                     -------------
At October 31, 1996 the components of net assets were as follows:
  Paid-in capital..................................................................................  $ 229,107,716
  Accumulated net realized loss on investments.....................................................   (106,738,620)
  Net unrealized depreciation of investments.......................................................    (33,016,586)
                                                                                                     -------------
      Net Assets...................................................................................  $  89,352,510
                                                                                                     -------------
                                                                                                     -------------

            STATEMENT OF OPERATIONS
            YEAR ENDED OCTOBER 31, 1996
------------------------------

INVESTMENT INCOME:
  INCOME:
    Interest.......................................................................................  $   9,746,504
                                                                                                     -------------
  EXPENSES:
    Investment management fee (Note 4).............................................................        680,424
    Recordkeeping fees.............................................................................        338,003
    Custody fees...................................................................................         71,159
    Professional fees..............................................................................         51,392
    Amortization of organization expense (Note 2E).................................................         15,049
    Miscellaneous..................................................................................          5,436
                                                                                                     -------------
      Total expenses...............................................................................      1,161,463
                                                                                                     -------------
        Net investment income......................................................................      8,585,041
                                                                                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments...............................................................    (11,996,528)
    Net change in unrealized depreciation of investments...........................................      9,539,824
                                                                                                     -------------
      Net loss on investments......................................................................     (2,456,704)
                                                                                                     -------------
        Net increase in net assets resulting from operations.......................................  $   6,128,337
                                                                                                     -------------
                                                                                                     -------------

                       See Notes to Financial Statements

------

            ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO STATEMENT OF CHANGES IN NET ASSETS
 --------------------------------


                                                                                  YEAR ENDED        YEAR ENDED
                                                                               OCTOBER 31, 1996  OCTOBER 31, 1995
                                                                               ----------------  ----------------
OPERATIONS:
  Net investment income......................................................   $    8,585,041    $   20,135,511
  Net realized loss on investments...........................................      (11,996,528)      (62,035,769)
  Net change in unrealized depreciation of investments.......................        9,539,824        10,936,142
                                                                                --------------    --------------
  Net increase (decrease) in net assets resulting from operations............        6,128,337       (30,964,116)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($5.207 and $4.828 per share,
    respectively)............................................................       (8,326,081)      (16,286,136)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................      (81,042,207)     (315,510,221)
                                                                                --------------    --------------
      Total decrease in net assets...........................................      (83,239,951)     (362,760,473)
Net assets at the beginning of the period....................................      172,592,461       535,352,934
                                                                                --------------    --------------
NET ASSETS at the end of the period (including undistributed net investment
  income of $0 and $14,888, respectively)....................................   $   89,352,510    $  172,592,461
                                                                                --------------    --------------
                                                                                --------------    --------------

------------------
(a) A summary of capital share transactions is as follows:


                                                    YEAR ENDED                        YEAR ENDED
                                                 OCTOBER 31, 1996                  OCTOBER 31, 1995
                                           -----------------------------  ----------------------------------
                                              SHARES          VALUE            SHARES            VALUE
                                           ------------  ---------------  ----------------  ----------------
Shares sold..............................         5,180  $       399,587            12,991  $      1,294,478
Shares issued in payment of distributions
  to shareholders........................       109,930        8,539,069           105,611         8,569,781
Shares repurchased.......................    (1,158,946)     (89,980,863)       (3,958,690)     (325,374,480)
                                             ----------  ---------------        ----------  ----------------
    Net decrease.........................    (1,043,836) $   (81,042,207)       (3,840,088) $   (315,510,221)
                                             ----------  ---------------        ----------  ----------------
                                             ----------  ---------------        ----------  ----------------


See Notes to Financial Statements
 ------
   30

            ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIOS FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------


                                                                                        NOVEMBER 27, 1991
                                                                                        (COMMENCEMENT OF
                                                  YEAR ENDED OCTOBER 31,                 OPERATIONS) TO
                                       ----------------------------------------------      OCTOBER 31,
                                         1996       1995        1994         1993              1992
                                       --------  ----------  ----------  ------------     --------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period............................    $78.500     $88.650     $98.410       $99.600         $100.000
                                        -------     -------     -------       -------         --------

Income (loss) from investment
  operations--
  Net investment income.............      5.437       5.750 (b)   5.890         6.040           7.539
  Net realized and
    unrealized loss on
    investments.....................     (1.350)    (11.072)(b) (10.864)       (0.601)         (0.419)
                                        -------    -------      -------       -------        --------
    Total from investment
      operations....................      4.087      (5.322)     (4.974)        5.439           7.120
                                        -------    -------      -------       -------        --------
Less distributions--
  Distributions from net investment
    income..........................      5.207       4.828       4.786         6.061           7.520
  Distributions from paid-in
    capital.........................         --          --          --         0.568
                                        -------     -------      -------      -------        --------
    Total distributions.............      5.207       4.828       4.786         6.629           7.520
                                        -------     -------      -------      -------        --------
Net asset value, end of period......    $77.380     $78.500     $88.650       $98.410        $ 99.600
                                        -------     -------     -------       -------        --------
                                        -------     -------     -------       -------        --------
TOTAL RETURN........................       5.41%      (6.00)%     (5.25)%        5.62%           7.80%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)........................    $89,353    $172,592    $535,353    $1,294,248       $1,111,565
Ratio to average net assets--
  Expenses..........................       0.94%       0.86%       0.62%         0.61%           0.64%(a)
  Net investment income.............       6.94%       7.14%       6.17%         6.66%           7.90%(a)
Portfolio turnover rate.............        297%        108%         83%           87%            152%

------------------
(a) Annualized.

(b) Based upon average shares outstanding throughout the period.

                       See Notes to Financial Statements

------

            ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO NOTES TO FINANCIAL STATEMENTS
            OCTOBER 31, 1996
------------------------------

NOTE 1 -- ORGANIZATION

Astra Institutional Securities Trust (the 'Company') is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Massachusetts Business Trust on September 4, 1991 with an unlimited number of shares of beneficial interest without par value. The Company offers shares in two non-diversified series, Astra Institutional Adjustable U.S. Government Securities Portfolio (the 'Portfolio') and Astra Institutional Adjustable Rate Securities Portfolio. The Portfolio is structured to serve as the investment vehicle for four affiliated open-end management investment companies: Astra Adjustable U.S. Government Securities Trust I, I-A, II and IV (collectively, the 'Trusts'). The Trusts invest substantially all of their net assets in the Portfolio, which has the same investment objective as that of the Trusts.

The Portfolio's investment objective is to seek high current income consistent with low volatility of principal. The Portfolio seeks to achieve its investment objective by investing at least 65% of its assets in adjustable rate mortgage securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio invests the remainder of its assets generally in mortgage securities issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages. The Portfolio has experienced a reduction in net asset value per share due to adverse market conditions for adjustable rate mortgage securities, including subordinated residential mortgage securities. Although Astra Management Corp. (the 'Manager') believes that under normal market conditions the Portfolio's investment objective can be achieved, there can be no assurance that the adverse market conditions will not continue. In addition, as the Trusts have experienced a high rate of shareholders redemptions, cash and cash equivalents have been maintained in order to meet such redemptions, which has the effect of reducing yield. The Manager intends to maintain this position until such time as the market for subordinated residential mortgage securities normalizes and redemption rates stabilize. There can be no assurance that the Portfolio's investment objective will be achieved.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  A. SECURITY VALUATION. A valuation committee of the Board of Trustees is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations. The Company considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotations and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in

------
     good faith by, or under procedures established by, the Board of Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Manager. The Manager reports, as necessary, to the Trustees of the Company regarding portfolio valuation determinations. Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio when the Board of Trustees has determined that amortized cost is fair value.

  B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly. Discounts and premiums on debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

  D. INTEREST RATE SWAP CONTRACTS. The Portfolio may enter into interest rate swap contracts as a hedging technique. Interest rate swap contracts are marked-to-market daily using market quotations or independent pricing services. The change in market value is recorded by the Portfolio as an unrealized gain or loss. Interest income (expense) is accrued daily on the contract's notional amount and applicable interest rates. Interest rate swap contracts may expose the Portfolio to risks resulting from unanticipated movements in interest rates or the failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

  E. DEFERRED ORGANIZATION EXPENSES. All of the Portfolio's expenses in connection with its organization are being borne by the Portfolio and will be amortized on a straight-line basis over a period of five years.

  F. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENTS

For the year ended October 31, 1996, the cost of purchases and the proceeds from sales of investments and principal repayments, excluding short-term securities, aggregated $352,171,773 and $390,559,135 respectively.

On October 31, 1996, the Portfolio held restricted securities (i.e., securities which may not be publicly sold without registration under the Federal Securities Act of 1933 (the ' '33 Act') or without an exemption under the '33 Act). The valuation committee of the Board has reviewed the trading markets for certain of the Portfolio's restricted securities and has determined that they are liquid and readily marketable. At October 31, 1996 other restricted securities having a market value of $1,043,924, representing 1.2% of the Portfolio's net assets have been determined to be illiquid. On October 31, 1996, and on the acquisition dates of the restricted securities, there were no market quotations available for unrestricted securities of the same class. Dates of acquisition and costs of restricted securities are as follows:

------


  PRINCIPAL                                                                    DATE(S) OF
    AMOUNT                                                                     ACQUISITION            COST
--------------                                                           -----------------------  -------------
    $7,968,857  Citibank NA Multi Family 1992-1, Class B...............         03/25/92          $   7,001,795
    11,443,856  Coast Federal Savings Bank 1991-1......................   06/27/91 TO 08/02/91       10,263,178
     5,189,386  Coast Federal Savings Bank 1991-2, Class B-1...........         12/04/91              4,392,075
    15,966,657  PaineWebber Mortgage Acceptance Corp 1991-1, Class B...   10/24/91 TO 12/11/91       15,895,255
     7,771,780  USGI Capital Markets Group Inc, Multi Family 1992-1....         09/28/92              6,130,385
                                                                                                  -------------
                Total restricted securities (Market Value of
                  $10,512,813 was 11.8% of net assets at October 31,
                  1996)................................................                           $  43,682,688
                                                                                                  -------------
                                                                                                  -------------

At October 31, 1996 the Portfolio had a capital loss carryforward for Federal income tax purposes of $106,739,000 of which $6,618,000 expires in 2000, $4,385,000 in 2001, $25,842,000 in 2002, $58,186,000 in 2003 and $11,708,000 in
2004.

NOTE 4 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager provides the Portfolio with investment management and administrative services under an Investment Management Agreement. The Manager furnishes all investment advice, office space and salaries of personnel needed by the Portfolio, except those involved with record-keeping, daily net asset value calculations, placing orders for the execution of portfolio transactions, shareholder servicing, and maintaining registration of shares under state securities laws. As compensation for its services, the Manager is paid monthly a fee which is equal to the annual rate of 0.55% of the first $500 million of average daily net assets, 0.50% on net assets from $500 million to $1 billion and 0.45% on net assets over $1 billion. The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expense limitations applicable to the Portfolio and Trusts under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Manager to reimburse the Portfolio and Trusts to the extent required so that the Portfolio's and Trusts' expenses, as described above, for any fiscal year do not exceed 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average net assets and 1 1/2% of the remaining average net assets. The amount of any such required reimbursement is limited to the management fees paid by the Portfolio to the Manager. Expenses for purposes of this expense limitation include the management fee, but exclude distribution expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, paid or incurred by the Portfolio or Trusts.

Certain officers and trustees of the Company are also officers and/or directors of the Trusts and the Manager.

NOTE 5 -- LEGAL MATTERS

Between December 1994 and July 1995, various complaints have been filed by certain shareholders of Astra Adjustable U.S. Government Securities Trusts I, I-A, II, III and IV and Astra Adjustable Rate Securities Trusts I, I-A, II, III and IV (collectively, the 'Astra Trusts') in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, the Astra Trusts and certain of their officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and, Atlas Holdings Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as 'In re Pilgrim Securities Litigation.'

------

The complaints allege violations of the Securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the two Portfolios of the Company. The complaints seek relief measured by the consideration each shareholder paid for shares of the Astra Trusts with interest thereon, less the amount of income received thereon, or in the event the shareholder no longer owns such shares, for damages, plus interest. Management of the Company believes the complaints are without merit and intends, and has been advised that each of the other defendants intends, to vigorously defend these actions.

On December 18, 1996, the Court granted preliminary approval of a tentative class action settlement which would result in dismissal of the class actions with prejudice. The tentative settlement would not have a material adverse effect upon the financial condition of the Astra Trusts or the Portfolios. The tentative settlement, however, is subject to final court approval, among other things, and the defendants have the option of terminating the settlement under certain conditions. Accordingly, the ultimate outcome of these matters cannot presently be determined and the Astra Trusts have made no provision for any losses which may result from settlement of these complaints.

------

            REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
------------------------------

To the Shareholders of Astra Institutional Adjustable
U.S. Government Securities Portfolio and the
Trustees of Astra Institutional Securities Trust
San Diego, California

We have audited the statement of assets and liabilities of Astra Institutional Adjustable U.S. Government Securities Portfolio (a series of shares Astra Institutional Securities Trust), including the portfolio of investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from November 22, 1991 (commencement of operations) to October 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Astra Institutional Adjustable U.S. Government Securities Portfolio as of October 31, 1996, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from November 22, 1991 to October 31, 1992, in conformity with generally accepted accounting principles.

                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 19, 1996, except for the third paragraph of Note 5 as to which the date is December 18, 1996.

------

            ASTRA GROUP
            FAMILY OF FUNDS
------------------------------

            ADJUSTABLE-INCOME FUNDS
------------------------------

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV

ASTRA ADJUSTABLE RATE SECURITIES TRUST I

ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A

ASTRA ADJUSTABLE RATE SECURITIES TRUST IV

            FIXED-INCOME FUNDS
------------------------------

ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST

ASTRA SHORT-TERM MULTI-MARKET INCOME FUND I

ASTRA SHORT-TERM MULTI-MARKET INCOME FUND II

------------------
Prospectuses containing more complete information about the Funds, including charges and expenses, may be obtained from Astra Fund Distributors Corp. Read the Prospectus carefully before you invest or send money.

------

750 B Street
Suite 2350
San Diego, CA 92101

ASTRA ADJUSTABLE U.S.
GOVERNMENT SECURITIES
I, I-A, II, IV

INVESTMENT MANAGER
Astra Management Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-619-238-7100

PRINCIPAL UNDERWRITER
Astra Fund Distributors Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-800-219-1080

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141
1-800-441-7267

TRANSFER AGENT
Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141

This report is submitted for the general information of the shareholders of the Trusts. It is not authorized for distribution to prospective investors in the Trusts unless preceded or accompanied by an effective prospectus which includes details regarding the Trusts' objectives, policies, sales commissions and other information.

USG 1296 8.5   AST 612064



ASTRA
ARM
FUNDS

Annual Report
October 31, 1996


ASTRA ADJUSTABLE
U.S. GOVERNMENT SECURITIES
TRUSTS I, I-A, II, IV

[IN THE PRINTED ANNUAL REPORT A PHOTOGRAPH OF A HOUSE APPEARS]


[ASTRA LOGO]